UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2003

Item 1. Reports to Stockholders

Fidelity® Structured Large Cap Value

Fidelity Structured Mid Cap Value

Fidelity Structured Large Cap Growth

Fidelity Structured Mid Cap Growth

Funds

Semiannual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Structured Large Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Structured Mid Cap Value Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Structured Large Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Fidelity Structured Mid Cap Growth Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements

Notes	<Click Here>	Notes to the Financial Statements

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Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

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The views expressed in this report reflect those of each fund's portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Fidelity Structured Large Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	5.1	5.5
Citigroup, Inc.	4.7	4.1
Bank of America Corp.	3.2	3.6
iShares Russell 1000 Value Index Fund	2.6	0.0
Verizon Communications, Inc.	2.3	2.9
American International Group, Inc.	2.2	3.0
ChevronTexaco Corp.	2.0	2.3
SBC Communications, Inc.	1.9	2.1
Bank One Corp.	1.7	2.0
Merck & Co., Inc.	1.7	1.5
	27.4
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.4	32.8
Consumer Discretionary	11.7	11.9
Energy	10.2	9.3
Industrials	8.7	10.2
Telecommunication Services	6.7	7.3
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks and Investment Companies 99.7%		Stocks 99.6%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.4%
* Foreign investments	1.4%	** Foreign investments	0.6%

Semiannual Report

Fidelity Structured Large Cap Value Fund

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.1%
Keystone Automotive Industries, Inc. (a)	1,300	$ 25,285
Hotels, Restaurants & Leisure - 1.2%
International Speedway Corp. Class A	200	7,728
McDonald's Corp.	8,910	205,019
Outback Steakhouse, Inc.	800	29,880
		242,627
Household Durables - 1.3%
Applica, Inc.	1,600	13,136
Centex Corp.	1,330	96,518
Fortune Brands, Inc.	1,400	77,854
Pulte Homes, Inc.	1,060	64,787
		252,295
Leisure Equipment & Products - 0.3%
SCP Pool Corp. (a)	1,300	50,388
Media - 7.6%
AOL Time Warner, Inc. (a)	20,800	320,944
Cablevision Systems Corp. - NY Group Class A (a)	3,100	66,030
Clear Channel Communications, Inc.	3,660	149,877
Comcast Corp. Class A (a)	6,258	189,743
E.W. Scripps Co. Class A	500	41,480
Fox Entertainment Group, Inc. Class A (a)	3,130	94,745
Getty Images, Inc. (a)	800	30,504
Lamar Advertising Co. Class A (a)	1,000	34,310
Liberty Media Corp. Class A (a)	4,000	44,360
Omnicom Group, Inc.	750	55,410
Tribune Co.	1,800	84,996
Univision Communications, Inc. Class A (a)	1,200	37,440
Viacom, Inc. Class B (non-vtg.)	5,000	217,600
Walt Disney Co.	6,300	138,096
		1,505,535
Multiline Retail - 0.3%
Big Lots, Inc. (a)	2,000	30,820
Saks, Inc. (a)	2,800	31,668
		62,488
Specialty Retail - 0.9%
Borders Group, Inc. (a)	2,000	35,600
Limited Brands, Inc.	4,600	76,866
Office Depot, Inc. (a)	3,000	49,800
PETCO Animal Supplies, Inc. (a)	900	22,581
		184,847
TOTAL CONSUMER DISCRETIONARY		2,323,465
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 1.3%
CVS Corp.	5,100	152,949

	Shares	Value (Note 1)
Safeway, Inc. (a)	3,100	$ 66,185
Sysco Corp.	1,200	36,156
		255,290
Food Products - 0.9%
Dean Foods Co. (a)	1,700	50,881
Hershey Foods Corp.	200	14,562
Kellogg Co.	900	30,897
McCormick & Co., Inc. (non-vtg.)	1,800	46,008
The J.M. Smucker Co.	1,100	44,044
		186,392
Household Products - 1.4%
Colgate-Palmolive Co.	900	49,140
Procter & Gamble Co.	2,680	235,492
		284,632
Personal Products - 0.5%
Gillette Co.	3,510	107,968
Tobacco - 0.5%
Altria Group, Inc.	2,330	93,223
TOTAL CONSUMER STAPLES		927,505
ENERGY - 10.2%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	1,200	37,692
Schlumberger Ltd. (NY Shares)	700	31,549
Smith International, Inc. (a)	300	10,752
		79,993
Oil & Gas - 9.8%
Apache Corp.	1,100	68,156
Burlington Resources, Inc.	1,200	55,404
Chesapeake Energy Corp.	4,200	40,194
ChevronTexaco Corp.	5,410	390,115
ConocoPhillips	3,547	185,650
Devon Energy Corp.	1,200	56,844
Exxon Mobil Corp.	28,700	1,021,143
Occidental Petroleum Corp.	3,400	111,146
Suncor Energy, Inc.	1,200	21,923
		1,950,575
TOTAL ENERGY		2,030,568
FINANCIALS - 34.4%
Capital Markets - 6.9%
Bank of New York Co., Inc.	5,800	174,696
Bear Stearns Companies, Inc.	800	53,600
Goldman Sachs Group, Inc.	550	47,927
J.P. Morgan Chase & Co.	9,600	336,480
Lehman Brothers Holdings, Inc.	1,800	113,886
Merrill Lynch & Co., Inc.	5,920	321,870
Morgan Stanley	6,680	316,899
		1,365,358
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - 11.4%
Bank of America Corp.	7,750	$ 639,918
Bank One Corp.	8,830	349,315
Banknorth Group, Inc.	1,200	33,120
Commerce Bancorp, Inc., New Jersey	700	28,357
Fifth Third Bancorp	1,600	88,016
FleetBoston Financial Corp.	6,290	195,556
Huntington Bancshares, Inc.	3,300	67,452
M&T Bank Corp.	800	70,856
SouthTrust Corp.	2,500	71,650
Synovus Financial Corp.	1,500	35,295
U.S. Bancorp, Delaware	4,880	119,658
Wachovia Corp.	7,680	335,539
Wells Fargo & Co.	4,710	237,996
		2,272,728
Consumer Finance - 0.2%
MBNA Corp.	1,500	33,435
Diversified Financial Services - 4.7%
Citigroup, Inc.	20,960	939,008
Insurance - 7.0%
Allstate Corp.	6,210	236,166
AMBAC Financial Group, Inc.	1,210	79,703
American International Group, Inc.	6,880	441,696
Fidelity National Financial, Inc.	1,400	40,166
Hartford Financial Services Group, Inc.	1,150	60,019
Lincoln National Corp.	2,000	74,680
MBIA, Inc.	2,990	151,354
MetLife, Inc.	2,800	77,616
Nationwide Financial Services, Inc. Class A	1,300	40,235
Old Republic International Corp.	2,700	93,204
St. Paul Companies, Inc.	1,600	56,272
Travelers Property Casualty Corp.:
Class A	1,467	23,765
Class B	1,576	25,437
		1,400,313
Real Estate - 2.2%
Apartment Investment & Management Co. Class A	1,800	70,938
CBL & Associates Properties, Inc.	700	33,726
Developers Diversified Realty Corp.	1,700	50,490
Equity Office Properties Trust	2,920	81,001
Equity Residential (SBI)	1,650	46,035
ProLogis	1,800	49,590
Simon Property Group, Inc.	1,500	63,525
Vornado Realty Trust	1,000	45,840
		441,145
Thrifts & Mortgage Finance - 2.0%
Golden West Financial Corp., Delaware	1,200	99,120

	Shares	Value (Note 1)
Radian Group, Inc.	2,300	$ 107,663
Sovereign Bancorp, Inc.	10,400	186,576
		393,359
TOTAL FINANCIALS		6,845,346
HEALTH CARE - 5.1%
Health Care Equipment & Supplies - 0.4%
Becton, Dickinson & Co.	2,000	73,260
Millipore Corp. (a)	290	12,902
		86,162
Health Care Providers & Services - 1.6%
Aetna, Inc.	1,000	61,620
Coventry Health Care, Inc. (a)	900	48,483
Humana, Inc. (a)	3,700	64,824
McKesson Corp.	1,400	45,164
UnitedHealth Group, Inc.	2,000	104,180
		324,271
Pharmaceuticals - 3.1%
Abbott Laboratories	1,300	51,025
Angiotech Pharmaceuticals, Inc. (a)	1,500	66,368
Biovail Corp. (a)	1,200	46,154
Merck & Co., Inc.	6,100	337,208
Schering-Plough Corp.	5,800	98,484
Wyeth	330	15,041
		614,280
TOTAL HEALTH CARE		1,024,713
INDUSTRIALS - 8.7%
Aerospace & Defense - 2.5%
Goodrich Corp.	1,800	41,400
Honeywell International, Inc.	300	8,484
Lockheed Martin Corp.	3,520	184,237
Northrop Grumman Corp.	1,760	162,342
Raytheon Co.	1,500	46,050
United Technologies Corp.	660	49,652
		492,165
Airlines - 0.3%
JetBlue Airways Corp. (a)	1,200	54,672
Southwest Airlines Co.	900	14,769
		69,441
Building Products - 0.7%
American Standard Companies, Inc. (a)	1,270	97,028
Masco Corp.	1,770	43,135
		140,163
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	930	50,183
ChoicePoint, Inc. (a)	1,300	49,582
Republic Services, Inc. (a)	2,700	65,340
Waste Management, Inc.	2,700	64,503
		229,608
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - 0.6%
Emerson Electric Co.	2,100	$ 112,770
Industrial Conglomerates - 0.5%
3M Co.	780	109,356
Machinery - 2.3%
AGCO Corp. (a)	1,500	28,770
Albany International Corp. Class A	1,700	48,569
Illinois Tool Works, Inc.	1,580	110,047
ITT Industries, Inc.	800	53,360
Kennametal, Inc.	740	28,490
Parker Hannifin Corp.	1,670	76,987
Pentair, Inc.	2,700	108,945
		455,168
Road & Rail - 0.6%
CSX Corp.	300	9,390
Union Pacific Corp.	1,900	115,786
		125,176
TOTAL INDUSTRIALS		1,733,847
INFORMATION TECHNOLOGY - 4.8%
Communications Equipment - 0.3%
Motorola, Inc.	5,660	51,166
Computers & Peripherals - 3.0%
Apple Computer, Inc. (a)	2,100	44,205
Dell, Inc. (a)	1,400	47,152
EMC Corp. (a)	4,400	46,816
Hewlett-Packard Co.	5,800	122,786
International Business Machines Corp.	2,900	235,625
Storage Technology Corp. (a)	1,600	42,624
Sun Microsystems, Inc. (a)	18,400	68,816
		608,024
Electronic Equipment & Instruments - 0.3%
Avnet, Inc. (a)	4,000	57,600
IT Services - 1.0%
Computer Sciences Corp. (a)	1,500	60,855
Concord EFS, Inc. (a)	2,900	39,469
First Data Corp.	1,300	49,088
Paychex, Inc.	1,300	42,289
		191,701
Semiconductors & Semiconductor Equipment - 0.2%
Texas Instruments, Inc.	2,600	49,062
TOTAL INFORMATION TECHNOLOGY		957,553

	Shares	Value (Note 1)
MATERIALS - 5.5%
Chemicals - 2.9%
Cytec Industries, Inc. (a)	1,000	$ 38,620
Dow Chemical Co.	6,300	222,390
E.I. du Pont de Nemours & Co.	800	35,152
Engelhard Corp.	1,000	26,280
Georgia Gulf Corp.	760	17,389
Lyondell Chemical Co.	2,450	36,677
Millennium Chemicals, Inc.	5,080	56,693
Praxair, Inc.	2,360	152,598
		585,799
Containers & Packaging - 0.8%
Pactiv Corp. (a)	7,500	148,125
Metals & Mining - 1.8%
Alcan, Inc.	3,070	107,013
Alcoa, Inc.	3,060	84,976
Freeport-McMoRan Copper & Gold, Inc. Class B	1,700	45,543
Phelps Dodge Corp. (a)	2,800	118,132
		355,664
TOTAL MATERIALS		1,089,588
TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 6.3%
ALLTEL Corp.	1,700	79,543
AT&T Corp.	3,560	75,686
BellSouth Corp.	6,510	165,810
CenturyTel, Inc.	1,800	61,722
Qwest Communications International, Inc. (a)	7,400	29,526
SBC Communications, Inc.	16,030	374,461
Verizon Communications, Inc.	13,290	463,289
		1,250,037
Wireless Telecommunication Services - 0.4%
AT&T Wireless Services, Inc. (a)	10,200	87,006
TOTAL TELECOMMUNICATION SERVICES		1,337,043
UTILITIES - 5.4%
Electric Utilities - 4.4%
Ameren Corp.	2,800	116,928
Dominion Resources, Inc.	2,000	120,200
Entergy Corp.	940	48,419
FirstEnergy Corp.	5,450	187,971
FPL Group, Inc.	2,200	135,674
PG&E Corp. (a)	3,200	68,640
Southern Co.	4,650	132,246
TXU Corp.	3,100	62,527
		872,605
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Gas Utilities - 0.5%
KeySpan Corp.	1,300	$ 43,875
Kinder Morgan, Inc.	1,100	58,850
		102,725
Multi-Utilities & Unregulated Power - 0.5%
Equitable Resources, Inc.	1,400	54,082
SCANA Corp.	1,300	43,160
		97,242
TOTAL UTILITIES		1,072,572
TOTAL COMMON STOCKS (Cost $18,866,985)		19,342,200
Investment Companies - 2.6%

iShares Russell 1000 Value Index Fund (Cost $520,719)	10,100	519,443
Cash Equivalents - 0.4%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $79,000)	$ 79,002	79,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $19,466,704)	19,940,643
NET OTHER ASSETS - (0.1)%	(20,248)
NET ASSETS - 100%	$ 19,920,395
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $8,608,257 and $6,418,734, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $447 for the period.
Income Tax Information
At January 31, 2003, the fund had a capital loss carryforward of approximately $1,080,000 all of which will expire on January 31, 2011.
The fund intends to elect to defer to its fiscal year ending January 31, 2004 approximately $302,000 of losses recognized during the period November 1, 2002 to January 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $79,000) (cost $ 19,466,704) - See accompanying schedule		$ 19,940,643
Cash		881
Receivable for investments sold		123,055
Receivable for fund shares sold		106,863
Dividends receivable		34,101
Receivable from investment adviser for expense reductions		2,840
Total assets		20,208,383

Liabilities
Payable for investments purchased	$ 245,024
Payable for fund shares redeemed	9,803
Accrued management fee	8,531
Other payables and accrued expenses	24,630
Total liabilities		287,988

Net Assets		$ 19,920,395
Net Assets consist of:
Paid in capital		$ 21,576,564
Undistributed net investment income		84,961
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,215,069)
Net unrealized appreciation (depreciation) on investments		473,939
Net Assets, for 2,133,221 shares outstanding		$ 19,920,395
Net Asset Value, offering price and redemption price per share ($19,920,395 ÷2,133,221 shares)		$ 9.34

Statement of Operations

	Six months ended July 31, 2003 (Unaudited)

Investment Income
Dividends		$ 203,709
Interest		699
Total income		204,408

Expenses
Management fee Basic fee	$ 49,391
Performance adjustment	(4,631)
Transfer agent fees	23,966
Accounting fees and expenses	30,295
Non-interested trustees' compensation	34
Custodian fees and expenses	2,953
Registration fees	7,500
Audit	16,048
Legal	25
Miscellaneous	65
Total expenses before reductions	125,646
Expense reductions	(24,890)	100,756
Net investment income (loss)		103,652
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(650,772)
Foreign currency transactions	(47)
Total net realized gain (loss)		(650,819)
Change in net unrealized appreciation (depreciation) on investment securities		2,810,483
Net gain (loss)		2,159,664
Net increase (decrease) in net assets resulting from operations		$ 2,263,316

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 103,652	$ 147,968
Net realized gain (loss)	(650,819)	(1,528,527)
Change in net unrealized appreciation (depreciation)	2,810,483	(2,462,878)
Net increase (decrease) in net assets resulting from operations	2,263,316	(3,843,437)
Distributions to shareholders from net investment income	(18,798)	(148,524)
Share transactions Net proceeds from sales of shares	4,448,811	17,842,538
Reinvestment of distributions	17,722	140,835
Cost of shares redeemed	(2,373,578)	(10,094,180)
Net increase (decrease) in net assets resulting from share transactions	2,092,955	7,889,193
Redemption fees	1,016	554
Total increase (decrease) in net assets	4,338,489	3,897,786

Net Assets
Beginning of period	15,581,906	11,684,120
End of period (including undistributed net investment income of $84,961 and undistributed net investment income of $107, respectively)	$ 19,920,395	$ 15,581,906
Other Information Shares
Sold	508,926	1,859,212
Issued in reinvestment of distributions	2,279	16,328
Redeemed	(284,136)	(1,118,763)
Net increase (decrease)	227,069	756,777

Financial Highlights

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.17	$ 10.17	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.05	.08	.01
Net realized and unrealized gain (loss)	1.13	(2.00)	.17
Total from investment operations	1.18	(1.92)	.18
Distributions from net investment income	(.01)	(.08)	(.01)
Redemption fees added to paid in capitalD	-G	-G	-
Net asset value, end of period	$ 9.34	$ 8.17	$ 10.17
Total ReturnB,C	14.47%	(18.92)%	1.80%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.48%A	1.83%	3.13%A
Expenses net of voluntary waivers, if any	1.20%A	1.20%	1.20%A
Expenses net of all reductions	1.19%A	1.19%	1.20%A
Net investment income (loss)	1.22%A	.90%	.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,920	$ 15,582	$ 11,684
Portfolio turnover rate	76%A	95%	81%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 15, 2001 (commencement of operations) to January 31, 2002.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Mid Cap Value Fund

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
iShares Russell Midcap Value Index Fund	1.4	0.4
SouthTrust Corp.	1.2	1.4
Praxair, Inc.	1.1	1.3
Sovereign Bancorp, Inc.	1.0	1.2
Equity Residential (SBI)	1.0	1.2
Old Republic International Corp.	1.0	1.1
Ameren Corp.	0.9	1.1
PG&E Corp.	0.9	0.0
Pactiv Corp.	0.9	1.2
AMBAC Financial Group, Inc.	0.8	0.8
	10.2
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.3	28.8
Consumer Discretionary	14.3	14.9
Utilities	10.1	11.5
Materials	8.8	10.4
Information Technology	8.3	7.4
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks and Investment Companies 100.0%		Stocks and Investment Companies 99.7%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	1.1%	** Foreign investments	0.8%

Semiannual Report

Fidelity Structured Mid Cap Value Fund

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.3%
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc. (a)	5,080	$ 147,066
Keystone Automotive Industries, Inc. (a)	6,500	126,425
		273,491
Hotels, Restaurants & Leisure - 1.3%
GTECH Holdings Corp.	2,800	107,996
International Speedway Corp. Class A	2,400	92,736
Outback Steakhouse, Inc.	3,600	134,460
Wendy's International, Inc.	6,470	190,153
		525,345
Household Durables - 4.9%
Centex Corp.	3,540	256,898
Clayton Homes, Inc.	3,400	42,398
Fortune Brands, Inc.	5,400	300,294
KB Home	2,600	147,186
Leggett & Platt, Inc.	5,710	126,419
Lennar Corp.:
Class A	4,590	299,222
Class B	459	28,527
Mohawk Industries, Inc. (a)	1,700	114,597
Pulte Homes, Inc.	3,790	231,645
Ryland Group, Inc.	5,000	324,450
Standard Pacific Corp.	5,500	187,000
		2,058,636
Leisure Equipment & Products - 0.4%
Brunswick Corp.	2,200	59,290
SCP Pool Corp. (a)	2,600	100,776
		160,066
Media - 3.6%
Belo Corp. Series A	4,800	107,184
Cablevision Systems Corp. - NY Group Class A (a)	10,115	215,450
Clear Channel Communications, Inc.	1,370	56,102
E.W. Scripps Co. Class A	3,100	257,176
Emmis Communications Corp. Class A (a)	1,700	34,017
Fox Entertainment Group, Inc. Class A (a)	8,340	252,452
Getty Images, Inc. (a)	3,000	114,390
Lamar Advertising Co. Class A (a)	3,700	126,947
Meredith Corp.	1,200	54,576
Omnicom Group, Inc.	3,420	252,670
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	2,500	33,000
		1,503,964
Multiline Retail - 1.0%
Big Lots, Inc. (a)	11,400	175,674
Fred's, Inc. Class A	3,600	105,408
Saks, Inc. (a)	12,210	138,095
		419,177

	Shares	Value (Note 1)
Specialty Retail - 2.1%
Barnes & Noble, Inc. (a)	4,700	$ 112,471
Borders Group, Inc. (a)	4,400	78,320
Foot Locker, Inc.	1,900	28,424
Limited Brands, Inc.	7,990	133,513
Office Depot, Inc. (a)	16,990	282,034
PETCO Animal Supplies, Inc. (a)	3,400	85,306
PETsMART, Inc.	4,400	87,252
Regis Corp.	2,500	76,975
		884,295
Textiles Apparel & Luxury Goods - 0.4%
Oshkosh B'Gosh, Inc. Class A	2,900	74,240
Unifirst Corp.	4,300	110,811
		185,051
TOTAL CONSUMER DISCRETIONARY		6,010,025
CONSUMER STAPLES - 4.7%
Food & Staples Retailing - 1.7%
CVS Corp.	10,950	328,391
Safeway, Inc. (a)	14,800	315,980
Whole Foods Market, Inc. (a)	1,400	71,366
		715,737
Food Products - 2.4%
Dean Foods Co. (a)	10,545	315,612
Hershey Foods Corp.	3,950	287,600
McCormick & Co., Inc. (non-vtg.)	6,300	161,028
Sensient Technologies Corp.	6,210	132,708
Tyson Foods, Inc. Class A	11,200	126,896
		1,023,844
Tobacco - 0.6%
Loews Corp. - Carolina Group	4,750	119,130
UST, Inc.	4,000	133,000
		252,130
TOTAL CONSUMER STAPLES		1,991,711
ENERGY - 6.9%
Energy Equipment & Services - 1.7%
ENSCO International, Inc.	2,900	72,703
National-Oilwell, Inc. (a)	3,800	69,920
Pride International, Inc. (a)	8,300	136,784
Rowan Companies, Inc. (a)	5,480	120,286
Smith International, Inc. (a)	5,400	193,536
Weatherford International Ltd. (a)	2,540	92,126
		685,355
Oil & Gas - 5.2%
Apache Corp.	5,460	338,302
Burlington Resources, Inc.	5,700	263,169
Chesapeake Energy Corp.	12,900	123,453
Devon Energy Corp.	5,587	264,656
EOG Resources, Inc.	4,800	186,144
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil & Gas - continued
Murphy Oil Corp.	2,400	$ 118,512
Occidental Petroleum Corp.	2,500	81,725
Pioneer Natural Resources Co. (a)	6,900	165,600
Pogo Producing Co.	3,900	164,970
Premcor, Inc. (a)	4,740	103,379
Suncor Energy, Inc.	4,900	89,519
Valero Energy Corp.	3,700	134,680
XTO Energy, Inc.	8,133	156,967
		2,191,076
TOTAL ENERGY		2,876,431
FINANCIALS - 32.3%
Capital Markets - 4.1%
A.G. Edwards, Inc.	2,580	95,434
Bear Stearns Companies, Inc.	3,400	227,800
Federated Investors, Inc. Class B (non-vtg.)	6,190	177,901
Investment Technology Group, Inc. (a)	3,700	68,746
Janus Capital Group, Inc.	3,060	53,550
Legg Mason, Inc.	2,700	189,000
Mellon Financial Corp.	3,240	98,010
Northern Trust Corp.	7,700	336,182
Raymond James Financial, Inc.	3,400	118,150
T. Rowe Price Group, Inc.	5,100	207,009
Waddell & Reed Financial, Inc. Class A	5,080	133,655
		1,705,437
Commercial Banks - 8.5%
Associated Banc-Corp.	4,500	169,110
Bank of Hawaii Corp.	8,100	272,808
Banknorth Group, Inc.	8,100	223,560
Charter One Financial, Inc.	7,100	230,892
City National Corp.	5,100	256,785
Commerce Bancorp, Inc., New Jersey	3,940	159,609
FirstMerit Corp.	2,700	64,449
Huntington Bancshares, Inc.	12,170	248,755
M&T Bank Corp.	2,900	256,853
National Commerce Financial Corp.	3,800	93,100
Popular, Inc.	6,830	256,398
SouthTrust Corp.	17,430	499,544
Synovus Financial Corp.	8,880	208,946
UCBH Holdings, Inc.	5,800	178,814
Valley National Bancorp	7,350	202,346
Zions Bancorp	4,200	234,528
		3,556,497
Insurance - 8.2%
ACE Ltd.	2,300	75,877
AFLAC, Inc.	600	19,248
Allmerica Financial Corp. (a)	5,000	111,700
AMBAC Financial Group, Inc.	5,370	353,722

	Shares	Value (Note 1)
Aon Corp.	9,900	$ 238,095
Berkshire Hathaway, Inc. Class B (a)	72	173,016
Cincinnati Financial Corp.	7,000	275,100
Fidelity National Financial, Inc.	8,125	233,106
HCC Insurance Holdings, Inc.	6,760	201,989
Lincoln National Corp.	7,800	291,252
Markel Corp. (a)	800	216,392
MBIA, Inc.	5,960	301,695
MetLife, Inc.	1,900	52,668
Nationwide Financial Services, Inc. Class A	7,300	225,935
Old Republic International Corp.	12,300	424,596
St. Paul Companies, Inc.	7,100	249,707
		3,444,098
Real Estate - 7.7%
Apartment Investment & Management Co. Class A	8,000	315,280
AvalonBay Communities, Inc.	3,300	155,034
Boston Properties, Inc.	3,500	151,515
Catellus Development Corp. (a)	9,200	211,968
CBL & Associates Properties, Inc.	4,200	202,356
CenterPoint Properties Trust (SBI)	2,400	152,640
Duke Realty Corp.	11,060	318,749
Equity Office Properties Trust	4,550	126,217
Equity Residential (SBI)	15,440	430,776
ProLogis	10,110	278,531
Reckson Associates Realty Corp.	6,800	147,628
Shurgard Storage Centers, Inc. Class A	5,400	189,810
Simon Property Group, Inc.	7,220	305,767
Vornado Realty Trust	5,600	256,704
		3,242,975
Thrifts & Mortgage Finance - 3.8%
Countrywide Financial Corp.	4,500	300,645
Golden West Financial Corp., Delaware	1,800	148,680
Greenpoint Financial Corp.	3,100	155,806
IndyMac Bancorp, Inc.	5,100	124,134
People's Bank, Connecticut	3,500	99,715
Radian Group, Inc.	7,300	341,713
Sovereign Bancorp, Inc.	24,380	437,377
		1,608,070
TOTAL FINANCIALS		13,557,077
HEALTH CARE - 4.5%
Biotechnology - 0.7%
Genzyme Corp. - General Division (a)	3,700	186,628
Gilead Sciences, Inc. (a)	1,640	111,930
		298,558
Health Care Equipment & Supplies - 0.7%
Bausch & Lomb, Inc.	3,800	160,626
Hillenbrand Industries, Inc.	1,250	68,113
St. Jude Medical, Inc. (a)	1,100	59,015
		287,754
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - 2.4%
Accredo Health, Inc. (a)	5,700	$ 139,536
Aetna, Inc.	3,100	191,022
AmerisourceBergen Corp.	2,400	151,416
Anthem, Inc. (a)	2,023	152,757
Community Health Systems, Inc. (a)	9,360	207,792
McKesson Corp.	4,560	147,106
		989,629
Pharmaceuticals - 0.7%
Biovail Corp. (a)	2,700	103,846
Watson Pharmaceuticals, Inc. (a)	4,900	195,706
		299,552
TOTAL HEALTH CARE		1,875,493
INDUSTRIALS - 7.1%
Aerospace & Defense - 0.9%
Goodrich Corp.	10,200	234,600
Northrop Grumman Corp.	1,640	151,274
		385,874
Building Products - 0.8%
American Standard Companies, Inc. (a)	2,450	187,180
Masco Corp.	5,770	140,615
		327,795
Commercial Services & Supplies - 2.0%
Avery Dennison Corp.	2,360	127,346
Banta Corp.	5,020	169,877
Dun & Bradstreet Corp. (a)	2,660	109,353
Manpower, Inc.	4,550	173,355
Republic Services, Inc. (a)	9,610	232,562
		812,493
Machinery - 2.2%
AGCO Corp. (a)	3,000	57,540
Donaldson Co., Inc.	700	34,125
Eaton Corp.	3,190	268,502
Kennametal, Inc.	3,160	121,660
Navistar International Corp. (a)	10	390
Parker Hannifin Corp.	4,820	222,202
Pentair, Inc.	5,210	210,224
		914,643
Road & Rail - 0.5%
CSX Corp.	6,900	215,970
Trading Companies & Distributors - 0.7%
Fastenal Co.	2,700	102,600
W.W. Grainger, Inc.	4,000	196,800
		299,400
TOTAL INDUSTRIALS		2,956,175

	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 0.8%
Comverse Technology, Inc. (a)	11,070	$ 163,283
Harris Corp.	4,300	139,191
Polycom, Inc. (a)	1,600	26,720
		329,194
Computers & Peripherals - 1.4%
Apple Computer, Inc. (a)	12,910	271,756
Diebold, Inc.	3,700	163,577
Storage Technology Corp. (a)	5,900	157,176
		592,509
Electronic Equipment & Instruments - 2.6%
Amphenol Corp. Class A (a)	2,400	129,600
Avnet, Inc. (a)	19,450	280,080
Ingram Micro, Inc. Class A (a)	8,600	118,250
Tech Data Corp. (a)	5,020	157,126
Thermo Electron Corp. (a)	12,030	267,668
Vishay Intertechnology, Inc. (a)	11,600	154,280
		1,107,004
Internet Software & Services - 0.2%
Overture Services, Inc. (a)	4,000	94,720
IT Services - 1.1%
Ceridian Corp. (a)	8,500	158,525
Computer Sciences Corp. (a)	5,900	239,363
InterCept, Inc. (a)	5,300	56,710
		454,598
Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Corp. Class A (a)	8,500	172,295
Fairchild Semiconductor International, Inc. (a)	7,600	96,900
Intersil Corp. Class A (a)	4,020	99,133
National Semiconductor Corp. (a)	4,300	96,105
		464,433
Software - 1.1%
Citrix Systems, Inc. (a)	7,300	132,495
Compuware Corp. (a)	22,900	117,935
Macromedia, Inc. (a)	7,700	158,004
Network Associates, Inc. (a)	3,010	34,013
		442,447
TOTAL INFORMATION TECHNOLOGY		3,484,905
MATERIALS - 8.8%
Chemicals - 4.0%
Cytec Industries, Inc. (a)	4,600	177,652
Ferro Corp.	10,270	223,475
Georgia Gulf Corp.	3,800	86,944
Millennium Chemicals, Inc.	17,060	190,390
Olin Corp.	5,770	107,784
PolyOne Corp.	27,510	125,446
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Chemicals - continued
PPG Industries, Inc.	5,140	$ 290,256
Praxair, Inc.	7,340	474,604
		1,676,551
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	2,950	112,985
Containers & Packaging - 2.0%
Ball Corp.	1,100	54,670
Owens-Illinois, Inc. (a)	8,700	99,441
Packaging Corp. of America (a)	10,110	191,079
Pactiv Corp. (a)	18,070	356,883
Smurfit-Stone Container Corp. (a)	8,500	127,245
		829,318
Metals & Mining - 1.8%
Alcan, Inc.	6,280	218,905
Freeport-McMoRan Copper & Gold, Inc. Class B	9,100	243,789
Nucor Corp.	600	29,592
Phelps Dodge Corp. (a)	6,210	262,000
		754,286
Paper & Forest Products - 0.7%
Bowater, Inc.	2,800	107,856
MeadWestvaco Corp.	7,900	191,259
		299,115
TOTAL MATERIALS		3,672,255
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
CenturyTel, Inc.	5,800	198,882
Citizens Communications Co. (a)	13,440	159,264
Qwest Communications International, Inc. (a)	24,600	98,154
		456,300
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	13,500	122,850
Sprint Corp. - PCS Group Series 1 (a)	15,300	94,095
		216,945
TOTAL TELECOMMUNICATION SERVICES		673,245
UTILITIES - 10.1%
Electric Utilities - 6.6%
Ameren Corp.	9,020	376,675
Cinergy Corp.	5,200	176,904
Dominion Resources, Inc.	4,480	269,248
DTE Energy Co.	6,670	238,186
Edison International (a)	14,600	239,586
Entergy Corp.	3,140	161,741
FirstEnergy Corp.	8,330	287,302
Northeast Utilities	13,140	220,752
PG&E Corp. (a)	17,200	368,940

	Shares	Value (Note 1)
TXU Corp.	11,100	$ 223,887
Wisconsin Energy Corp.	7,900	222,385
		2,785,606
Gas Utilities - 1.8%
KeySpan Corp.	9,910	334,463
Kinder Morgan, Inc.	2,590	138,565
NiSource, Inc.	13,600	262,480
		735,508
Multi-Utilities & Unregulated Power - 1.7%
AES Corp. (a)	23,100	145,299
Equitable Resources, Inc.	6,410	247,618
Reliant Resources, Inc. (a)	19,000	94,240
SCANA Corp.	7,400	245,680
		732,837
TOTAL UTILITIES		4,253,951
TOTAL COMMON STOCKS (Cost $38,595,471)		41,351,268
Investment Companies - 1.4%

iShares Russell Midcap Value Index Fund (Cost $518,408)	7,100	568,631
Cash Equivalents - 0.6%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $242,000)	$ 242,007	242,000
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $39,355,879)	42,161,899
NET OTHER ASSETS - (0.6)%	(243,165)
NET ASSETS - 100%	$ 41,918,734
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $12,863,624 and $13,126,706, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $271 for the period.
Income Tax Information
At January 31, 2003, the fund had a capital loss carryforward of approximately $2,580,000 all of which will expire on January 31, 2011.
The fund intends to elect to defer to its fiscal year ending January 31, 2004 approximately $2,581,000 of losses recognized during the period November 1, 2002 to January 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Mid Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $242,000) (cost $ 39,355,879) - See accompanying schedule		$ 42,161,899
Cash		374
Receivable for investments sold		13,700
Receivable for fund shares sold		77,222
Dividends receivable		33,232
Total assets		42,286,427

Liabilities
Payable for investments purchased	$ 275,908
Payable for fund shares redeemed	46,837
Accrued management fee	15,832
Other payables and accrued expenses	29,116
Total liabilities		367,693

Net Assets		$ 41,918,734
Net Assets consist of:
Paid in capital		$ 45,235,089
Undistributed net investment income		78,681
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(6,201,056)
Net unrealized appreciation (depreciation) on investments		2,806,020
Net Assets, for 4,042,887 shares outstanding		$ 41,918,734
Net Asset Value, offering price and redemption price per share ($41,918,734 ÷ 4,042,887 shares)		$ 10.37

Statement of Operations

	Six months ended July 31, 2003 (Unaudited)

Investment Income
Dividends		$ 333,314
Interest		1,253
Security lending		91
Total income		334,658

Expenses
Management fee Basic fee	$ 110,889
Performance adjustment	(18,775)
Transfer agent fees	56,924
Accounting and security lending fees	30,452
Non-interested trustees' compensation	77
Custodian fees and expenses	3,939
Registration fees	9,518
Audit	16,110
Legal	62
Miscellaneous	154
Total expenses before reductions	209,350
Expense reductions	(2,862)	206,488
Net investment income (loss)		128,170
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(952,502)
Foreign currency transactions	56
Total net realized gain (loss)		(952,446)
Change in net unrealized appreciation (depreciation) on investment securities		6,857,637
Net gain (loss)		5,905,191
Net increase (decrease) in net assets resulting from operations		$ 6,033,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 128,170	$ 341,219
Net realized gain (loss)	(952,446)	(5,230,441)
Change in net unrealized appreciation (depreciation)	6,857,637	(4,679,071)
Net increase (decrease) in net assets resulting from operations	6,033,361	(9,568,293)
Distributions to shareholders from net investment income	-	(350,115)
Share transactions Net proceeds from sales of shares	6,526,627	63,034,592
Reinvestment of distributions	-	317,225
Cost of shares redeemed	(7,064,116)	(40,789,167)
Net increase (decrease) in net assets resulting from share transactions	(537,489)	22,562,650
Redemption fees	3,757	1,840
Total increase (decrease) in net assets	5,499,629	12,646,082

Net Assets
Beginning of period	36,419,105	23,773,023
End of period (including undistributed net investment income of $78,681 and distributions in excess of net investment income of $49,489, respectively)	$ 41,918,734	$ 36,419,105
Other Information Shares
Sold	683,953	5,948,334
Issued in reinvestment of distributions	-	34,452
Redeemed	(756,446)	(4,112,209)
Net increase (decrease)	(72,493)	1,870,577

Financial Highlights

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002E
Selected Per-Share Data
Net asset value, beginning of period	$ 8.85	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.03	.08	.01
Net realized and unrealized gain (loss)	1.49	(1.74)	.59
Total from investment operations	1.52	(1.66)	.60
Distributions from net investment income	-	(.08)	(.01)
Redemption fees added to paid in capitalD	-G	-G	-
Net asset value, end of period	$ 10.37	$ 8.85	$ 10.59
Total ReturnB,C	17.18%	(15.71) %	6.00%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.10%A	1.28%	2.30%A
Expenses net of voluntary waivers, if any	1.10%A	1.20%	1.20%A
Expenses net of all reductions	1.08%A	1.18%	1.20%A
Net investment income (loss)	.67%A	.79%	.59%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,919	$ 36,419	$ 23,773
Portfolio turnover rate	68%A	113%	68%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 15, 2001 (commencement of operations) to January 31, 2002.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Large Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	5.5	4.0
Pfizer, Inc.	5.4	3.6
Microsoft Corp.	5.3	5.5
American International Group, Inc.	3.1	2.8
Johnson & Johnson	2.9	3.2
Cisco Systems, Inc.	2.9	1.3
The Coca-Cola Co.	2.7	2.2
Merck & Co., Inc.	2.5	2.2
Wyeth	2.4	2.4
Procter & Gamble Co.	2.4	1.9
	35.1
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	26.8	27.9
Information Technology	25.7	20.4
Consumer Staples	12.2	12.6
Industrials	12.2	11.7
Consumer Discretionary	11.2	14.0
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks 99.8%		Stocks 100.2%
	Short-Term Investments and Net Other Assets 0.2%		Short-Term Investments and Net Other Assets (0.2)%(dagger)
* Foreign investments	0.5%	** Foreign investments	2.0%

(dagger) Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Fidelity Structured Large Cap Growth Fund

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.2%
Automobiles - 0.6%
Harley-Davidson, Inc.	2,400	$ 112,512
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	3,200	59,872
International Game Technology	1,600	40,720
International Speedway Corp. Class A	1,300	50,232
McDonald's Corp.	8,100	186,381
		337,205
Household Durables - 0.4%
Lennar Corp. Class A	1,100	71,709
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	800	85,760
Media - 3.7%
AOL Time Warner, Inc. (a)	6,100	94,123
Clear Channel Communications, Inc.	5,600	229,320
E.W. Scripps Co. Class A	300	24,888
Fox Entertainment Group, Inc. Class A (a)	1,000	30,270
Omnicom Group, Inc.	1,100	81,268
Univision Communications, Inc. Class A (a)	2,300	71,760
Viacom, Inc. Class B (non-vtg.)	3,500	152,320
		683,949
Multiline Retail - 1.6%
Big Lots, Inc. (a)	9,700	149,477
Dollar Tree Stores, Inc. (a)	2,500	91,700
Kohl's Corp. (a)	900	53,415
		294,592
Specialty Retail - 2.6%
Borders Group, Inc. (a)	4,500	80,100
CarMax, Inc. (a)	1,500	53,250
Chico's FAS, Inc. (a)	2,600	70,590
Home Depot, Inc.	3,800	118,560
PETCO Animal Supplies, Inc. (a)	2,000	50,180
Ross Stores, Inc.	1,100	50,270
Weight Watchers International, Inc. (a)	1,300	58,370
		481,320
TOTAL CONSUMER DISCRETIONARY		2,067,047
CONSUMER STAPLES - 12.2%
Beverages - 3.4%
PepsiCo, Inc.	2,700	124,389
The Coca-Cola Co.	11,400	512,658
		637,047
Food & Staples Retailing - 3.9%
CVS Corp.	5,800	173,942
Rite Aid Corp. (a)	12,900	61,017

	Shares	Value (Note 1)
Sysco Corp.	4,000	$ 120,520
Wal-Mart Stores, Inc.	6,700	374,597
		730,076
Food Products - 1.2%
Dean Foods Co. (a)	1,950	58,364
Hershey Foods Corp.	900	65,529
McCormick & Co., Inc. (non-vtg.)	4,000	102,240
		226,133
Household Products - 2.4%
Procter & Gamble Co.	5,000	439,350
Personal Products - 1.3%
Gillette Co.	7,600	233,776
TOTAL CONSUMER STAPLES		2,266,382
ENERGY - 2.3%
Energy Equipment & Services - 2.1%
BJ Services Co. (a)	2,100	71,925
ENSCO International, Inc.	1,900	47,633
Nabors Industries Ltd. (a)	2,500	89,500
Noble Corp. (a)	1,100	36,157
Patterson-UTI Energy, Inc. (a)	1,700	46,920
Pride International, Inc. (a)	4,300	70,864
Weatherford International Ltd. (a)	500	18,135
		381,134
Oil & Gas - 0.2%
Burlington Resources, Inc.	1,000	46,170
TOTAL ENERGY		427,304
FINANCIALS - 7.7%
Commercial Banks - 1.3%
Fifth Third Bancorp	3,400	187,034
Synovus Financial Corp.	2,400	56,472
		243,506
Consumer Finance - 0.3%
MBNA Corp.	2,400	53,496
Diversified Financial Services - 0.5%
Citigroup, Inc.	2,000	89,600
Insurance - 4.3%
Allstate Corp.	4,900	186,347
American International Group, Inc.	8,900	571,380
Progressive Corp.	800	52,792
		810,519
Thrifts & Mortgage Finance - 1.3%
Fannie Mae	3,700	236,948
TOTAL FINANCIALS		1,434,069
HEALTH CARE - 26.8%
Biotechnology - 4.2%
Amgen, Inc. (a)	3,600	250,488
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	1,900	$ 69,559
Cephalon, Inc. (a)	3,600	179,928
Charles River Laboratories International, Inc. (a)	1,800	66,888
Genentech, Inc. (a)	1,100	88,825
Gilead Sciences, Inc. (a)	1,100	75,075
MedImmune, Inc. (a)	1,000	39,190
		769,953
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	2,600	71,786
Becton, Dickinson & Co.	1,600	58,608
Medtronic, Inc.	4,400	226,600
St. Jude Medical, Inc. (a)	1,400	75,110
		432,104
Health Care Providers & Services - 2.5%
Community Health Systems, Inc. (a)	1,700	37,740
Humana, Inc. (a)	3,100	54,312
UnitedHealth Group, Inc.	7,200	375,048
		467,100
Pharmaceuticals - 17.8%
Abbott Laboratories	6,100	239,425
AstraZeneca PLC sponsored ADR	1,200	48,264
Forest Laboratories, Inc. (a)	3,400	162,792
IVAX Corp. (a)	3,400	58,310
Johnson & Johnson	10,500	543,795
Merck & Co., Inc.	8,200	453,296
Pfizer, Inc.	29,960	999,466
Schering-Plough Corp.	13,500	229,230
Watson Pharmaceuticals, Inc. (a)	2,500	99,850
Wyeth	9,900	451,242
		3,285,670
TOTAL HEALTH CARE		4,954,827
INDUSTRIALS - 12.2%
Aerospace & Defense - 2.3%
Boeing Co.	1,700	56,304
Lockheed Martin Corp.	3,900	204,126
Northrop Grumman Corp.	1,400	129,136
United Defense Industries, Inc. (a)	1,000	25,390
		414,956
Airlines - 0.2%
JetBlue Airways Corp. (a)	800	36,448
Commercial Services & Supplies - 1.6%
Avery Dennison Corp.	1,200	64,752
ChoicePoint, Inc. (a)	1,600	61,024
Cintas Corp.	1,800	74,106
Labor Ready, Inc. (a)	10,400	89,024
		288,906

	Shares	Value (Note 1)
Industrial Conglomerates - 6.9%
3M Co.	1,600	$ 224,320
General Electric Co.	35,700	1,015,306
Tyco International Ltd.	2,400	44,640
		1,284,266
Machinery - 1.2%
Eaton Corp.	1,000	84,170
Illinois Tool Works, Inc.	1,500	104,475
Ingersoll-Rand Co. Ltd. Class A	700	37,968
		226,613
TOTAL INDUSTRIALS		2,251,189
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	27,300	532,896
Emulex Corp. (a)	1,300	26,455
Motorola, Inc.	3,300	29,832
UTStarcom, Inc. (a)	1,500	63,855
		653,038
Computers & Peripherals - 4.1%
Dell, Inc. (a)	11,900	400,792
International Business Machines Corp.	3,700	300,625
Lexmark International, Inc. Class A (a)	300	19,251
Sun Microsystems, Inc. (a)	11,600	43,384
		764,052
Electronic Equipment & Instruments - 0.8%
Amphenol Corp. Class A (a)	900	48,600
Vishay Intertechnology, Inc. (a)	7,600	101,080
		149,680
Internet Software & Services - 1.0%
Overture Services, Inc. (a)	2,800	66,304
Yahoo!, Inc. (a)	3,600	112,068
		178,372
IT Services - 2.7%
Affiliated Computer Services, Inc. Class A (a)	1,000	49,550
Ceridian Corp. (a)	2,500	46,625
Concord EFS, Inc. (a)	17,400	236,814
First Data Corp.	4,100	154,816
		487,805
Semiconductors & Semiconductor Equipment - 5.1%
Analog Devices, Inc. (a)	5,700	216,315
Cypress Semiconductor Corp. (a)	3,800	53,124
Intel Corp.	12,100	301,895
LSI Logic Corp. (a)	13,100	121,961
National Semiconductor Corp. (a)	1,900	42,465
QLogic Corp. (a)	800	33,720
Texas Instruments, Inc.	9,600	181,152
		950,632
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - 8.5%
Activision, Inc. (a)	12,150	$ 141,548
Adobe Systems, Inc.	2,400	78,432
BEA Systems, Inc. (a)	5,900	77,880
Cadence Design Systems, Inc. (a)	3,900	53,313
Electronic Arts, Inc. (a)	1,100	92,400
FactSet Research Systems, Inc.	1,100	50,600
Microsoft Corp.	37,200	982,080
Network Associates, Inc. (a)	2,500	28,250
PeopleSoft, Inc. (a)	3,000	50,010
Vastera, Inc. (a)	4,000	24,970
		1,579,483
TOTAL INFORMATION TECHNOLOGY		4,763,062
MATERIALS - 0.7%
Chemicals - 0.3%
Dow Chemical Co.	1,600	56,480
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	3,000	80,370
TOTAL MATERIALS		136,850
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc. (a)	14,100	56,259
Verizon Communications, Inc.	1,300	45,318
		101,577
UTILITIES - 0.5%
Electric Utilities - 0.3%
TXU Corp.	2,500	50,425
Multi-Utilities & Unregulated Power - 0.2%
AES Corp. (a)	5,900	37,111
TOTAL UTILITIES		87,536
TOTAL COMMON STOCKS (Cost $15,975,563)		18,489,843
Cash Equivalents - 0.3%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $56,000)	$ 56,002	$ 56,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $16,031,563)	18,545,843
NET OTHER ASSETS - (0.1)%	(25,533)
NET ASSETS - 100%	$ 18,520,310
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $7,368,481 and $10,745,230.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $915 for the period.
Income Tax Information
At January 31, 2003, the fund had a capital loss carryforward of approximately $2,247,000 all of which will expire on January 31, 2011.
The fund intends to elect to defer to its fiscal year ending January 31, 2004 approximately $2,755,000 of losses recognized during the period November 1, 2002 to January 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Large Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $56,000) (cost $ 16,031,563) - See accompanying schedule		$ 18,545,843
Cash		556
Receivable for investments sold		167,573
Receivable for fund shares sold		58,635
Dividends receivable		11,697
Receivable from investment adviser for expense reductions		4,678
Total assets		18,788,982

Liabilities
Payable for investments purchased	$ 160,551
Payable for fund shares redeemed	74,467
Accrued management fee	8,318
Other payables and accrued expenses	25,336
Total liabilities		268,672

Net Assets		$ 18,520,310
Net Assets consist of:
Paid in capital		$ 20,685,591
Accumulated net investment loss		(8,687)
Accumulated undistributed net realized gain (loss) on investments		(4,670,874)
Net unrealized appreciation (depreciation) on investments		2,514,280
Net Assets, for 2,270,543 shares outstanding		$ 18,520,310
Net Asset Value, offering price and redemption price per share ($18,520,310 ÷ 2,270,543 shares)		$ 8.16

Statement of Operations

	Six months ended July 31, 2003 (Unaudited)

Investment Income
Dividends		$ 98,720
Interest		1,003
Total income		99,723

Expenses
Management fee Basic fee	$ 53,044
Performance adjustment	(4,265)
Transfer agent fees	27,697
Accounting fees and expenses	30,462
Non-interested trustees' compensation	39
Custodian fees and expenses	5,157
Registration fees	8,659
Audit	16,058
Legal	52
Miscellaneous	84
Total expenses before reductions	136,987
Expense reductions	(28,577)	108,410
Net investment income (loss)		(8,687)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		399,856
Change in net unrealized appreciation (depreciation) on investment securities		2,528,504
Net gain (loss)		2,928,360
Net increase (decrease) in net assets resulting from operations		$ 2,919,673

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (8,687)	$ (34,874)
Net realized gain (loss)	399,856	(5,066,185)
Change in net unrealized appreciation (depreciation)	2,528,504	180,814
Net increase (decrease) in net assets resulting from operations	2,919,673	(4,920,245)
Share transactions Net proceeds from sales of shares	4,943,164	68,728,120
Cost of shares redeemed	(8,245,058)	(54,849,904)
Net increase (decrease) in net assets resulting from share transactions	(3,301,894)	13,878,216
Redemption fees	661	7,956
Total increase (decrease) in net assets	(381,560)	8,965,927

Net Assets
Beginning of period	18,901,870	9,935,943
End of period (including accumulated net investment loss of $8,687 and accumulated net investment loss of $0, respectively)	$ 18,520,310	$ 18,901,870
Other Information Shares
Sold	662,836	9,175,757
Redeemed	(1,121,363)	(7,457,689)
Net increase (decrease)	(458,527)	1,718,068

Financial Highlights

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002E
Selected Per-Share Data
Net asset value, beginning of period	$ 6.93	$ 9.83	$ 10.00
Income from Investment Operations
Net investment income (loss)D	-G	(.01)	(.01)
Net realized and unrealized gain (loss)	1.23	(2.89)	(.16)
Total from investment operations	1.23	(2.90)	(.17)
Redemption fees added to paid in capitalD	-G	-G	-
Net asset value, end of period	$ 8.16	$ 6.93	$ 9.83
Total ReturnB,C	17.75%	(29.50)%	(1.70)%
Ratios to Average Net AssetsF
Expenses before expense reductions	1.50%A	1.43%	3.32%A
Expenses net of voluntary waivers, if any	1.20%A	1.20%	1.20%A
Expenses net of all reductions	1.19%A	1.18%	1.20%A
Net investment income (loss)	(.10)%A	(.12)%	(.42)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,520	$ 18,902	$ 9,936
Portfolio turnover rate	81%A	245%	32%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 15, 2001 (commencement of operations) to January 31, 2002.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Mid Cap Growth Fund

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Cephalon, Inc.	1.9	0.3
Coventry Health Care, Inc.	1.8	0.0
Dollar Tree Stores, Inc.	1.8	0.5
LSI Logic Corp.	1.7	0.0
Biomet, Inc.	1.6	1.6
Synovus Financial Corp.	1.5	2.0
Cypress Semiconductor Corp.	1.5	0.0
PETsMART, Inc.	1.5	1.7
National Semiconductor Corp.	1.4	0.4
iShares Russell Midcap Growth Index Fund	1.3	0.0
	16.0
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.3	20.4
Consumer Discretionary	21.6	19.3
Health Care	20.3	26.9
Industrials	12.5	13.5
Energy	4.9	5.8
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks and Investment Companies 98.1%		Stocks 99.5%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 0.5%
* Foreign investments	2.5%	** Foreign investments	3.2%

Semiannual Report

Fidelity Structured Mid Cap Growth Fund

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 21.6%
Automobiles - 0.4%
Harley-Davidson, Inc.	1,700	$ 79,696
Monaco Coach Corp. (a)	3,600	50,328
		130,024
Hotels, Restaurants & Leisure - 5.2%
Applebee's International, Inc.	8,100	258,390
Brinker International, Inc. (a)	3,100	108,500
Darden Restaurants, Inc.	13,600	254,456
GTECH Holdings Corp.	5,900	227,563
International Game Technology	7,200	183,240
International Speedway Corp. Class A	3,000	115,920
Kerzner International Ltd. (a)	300	9,597
Wendy's International, Inc.	6,500	191,035
Yum! Brands, Inc. (a)	6,400	191,552
		1,540,253
Household Durables - 2.8%
Beazer Homes USA, Inc. (a)	500	38,580
Black & Decker Corp.	6,200	253,332
D.R. Horton, Inc.	2,800	78,820
Garmin Ltd. (a)	3,800	145,388
Harman International Industries, Inc.	600	50,160
Lennar Corp. Class A	4,200	273,798
		840,078
Leisure Equipment & Products - 0.6%
Mattel, Inc.	9,300	180,699
Media - 3.3%
Cablevision Systems Corp. - NY Group Class A (a)	3,500	74,550
E.W. Scripps Co. Class A	3,200	265,472
Entercom Communications Corp. Class A (a)	1,700	80,563
Getty Images, Inc. (a)	1,000	38,130
Lamar Advertising Co. Class A (a)	4,100	140,671
Radio One, Inc. Class D (non-vtg.) (a)	4,800	79,632
Univision Communications, Inc. Class A (a)	9,700	302,640
		981,658
Multiline Retail - 2.4%
Big Lots, Inc. (a)	11,600	178,756
Dollar Tree Stores, Inc. (a)	14,100	517,188
		695,944
Specialty Retail - 6.2%
Borders Group, Inc. (a)	5,100	90,780
CarMax, Inc. (a)	4,600	163,300
Chico's FAS, Inc. (a)	7,200	195,480
Christopher & Banks Corp. (a)	1,900	75,145
Finish Line, Inc. Class A (a)	3,900	87,243
Hot Topic, Inc. (a)	2,600	75,140
PETCO Animal Supplies, Inc. (a)	2,500	62,725
PETsMART, Inc.	21,800	432,294

	Shares	Value (Note 1)
Ross Stores, Inc.	4,000	$ 182,800
Select Comfort Corp. (a)	3,300	72,567
Staples, Inc. (a)	5,800	116,812
Weight Watchers International, Inc. (a)	6,400	287,360
		1,841,646
Textiles Apparel & Luxury Goods - 0.7%
Kellwood Co.	3,100	101,835
Russell Corp.	5,400	107,514
		209,349
TOTAL CONSUMER DISCRETIONARY		6,419,651
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 1.1%
CVS Corp.	4,500	134,955
Rite Aid Corp. (a)	15,900	75,207
United Natural Foods, Inc. (a)	2,300	70,311
Whole Foods Market, Inc. (a)	800	40,781
		321,254
Food Products - 1.7%
Dean Foods Co. (a)	2,100	62,853
Hershey Foods Corp.	3,400	247,554
McCormick & Co., Inc. (non-vtg.)	8,200	209,592
		519,999
TOTAL CONSUMER STAPLES		841,253
ENERGY - 4.9%
Energy Equipment & Services - 4.0%
BJ Services Co. (a)	2,100	71,925
ENSCO International, Inc.	3,600	90,252
Nabors Industries Ltd. (a)	6,500	232,700
Noble Corp. (a)	5,000	164,350
Patterson-UTI Energy, Inc. (a)	4,000	110,400
Pride International, Inc. (a)	14,600	240,608
Rowan Companies, Inc. (a)	3,400	74,630
Smith International, Inc. (a)	2,000	71,680
Weatherford International Ltd. (a)	3,300	119,691
		1,176,236
Oil & Gas - 0.9%
Burlington Resources, Inc.	3,000	138,510
General Maritime Corp. (a)	3,700	44,881
Teekay Shipping Corp.	2,200	96,976
		280,367
TOTAL ENERGY		1,456,603
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - 4.7%
Capital Markets - 0.4%
Federated Investors, Inc. Class B (non-vtg.)	2,900	$ 83,346
Investors Financial Services Corp.	1,400	44,618
		127,964
Commercial Banks - 2.9%
Commerce Bancorp, Inc., New Jersey	2,800	113,428
SouthTrust Corp.	10,200	292,332
Synovus Financial Corp.	19,300	454,129
		859,889
Insurance - 0.9%
ACE Ltd.	5,300	174,847
AMBAC Financial Group, Inc.	1,500	98,805
		273,652
Thrifts & Mortgage Finance - 0.5%
NetBank, Inc.	11,300	140,233
TOTAL FINANCIALS		1,401,738
HEALTH CARE - 20.3%
Biotechnology - 4.4%
Celgene Corp. (a)	4,300	157,423
Cell Therapeutics, Inc. (a)	6,300	68,292
Cephalon, Inc. (a)	11,000	549,779
Charles River Laboratories International, Inc. (a)	6,500	241,540
MedImmune, Inc. (a)	7,700	301,763
		1,318,797
Health Care Equipment & Supplies - 5.5%
Becton, Dickinson & Co.	1,400	51,282
Biomet, Inc.	15,700	464,877
Biosite, Inc. (a)	1,300	56,082
DENTSPLY International, Inc.	3,100	134,571
Edwards Lifesciences Corp. (a)	5,300	149,672
Fisher Scientific International, Inc. (a)	4,200	158,760
ICU Medical, Inc. (a)	1,500	37,680
Osteotech, Inc. (a)	4,700	63,450
St. Jude Medical, Inc. (a)	4,400	236,060
SurModics, Inc. (a)	4,000	150,160
Wilson Greatbatch Technologies, Inc. (a)	3,500	136,885
		1,639,479
Health Care Providers & Services - 7.3%
AmerisourceBergen Corp.	4,500	283,905
Community Health Systems, Inc. (a)	15,500	344,100
Coventry Health Care, Inc. (a)	9,900	533,313
Health Management Associates, Inc. Class A	9,400	187,718
Humana, Inc. (a)	2,500	43,800
IMS Health, Inc.	3,629	70,185
Laboratory Corp. of America Holdings (a)	4,800	152,496

	Shares	Value (Note 1)
McKesson Corp.	6,900	$ 222,594
Universal Health Services, Inc. Class B (a)	5,100	261,375
VCA Antech, Inc. (a)	2,700	61,233
		2,160,719
Pharmaceuticals - 3.1%
Biovail Corp. (a)	2,700	103,846
Endo Pharmaceuticals Holdings, Inc. (a)	5,400	84,078
IVAX Corp. (a)	5,800	99,470
Mylan Laboratories, Inc.	5,000	168,850
Sepracor, Inc. (a)	8,900	215,825
Watson Pharmaceuticals, Inc. (a)	5,900	235,646
		907,715
TOTAL HEALTH CARE		6,026,710
INDUSTRIALS - 12.5%
Aerospace & Defense - 0.4%
United Defense Industries, Inc. (a)	5,100	129,489
Airlines - 0.3%
Atlantic Coast Airlines Holdings, Inc. (a)	6,300	47,691
JetBlue Airways Corp. (a)	1,000	45,560
		93,251
Building Products - 0.6%
American Standard Companies, Inc. (a)	2,300	175,720
Commercial Services & Supplies - 8.3%
Avery Dennison Corp.	7,300	393,908
Career Education Corp. (a)	1,400	116,760
Central Parking Corp.	4,700	69,466
ChoicePoint, Inc. (a)	8,400	320,376
Cintas Corp.	3,600	148,212
DeVry, Inc. (a)	10,500	268,170
Education Management Corp. (a)	1,200	69,684
Equifax, Inc.	4,500	104,805
FTI Consulting, Inc. (a)	12,150	267,300
H&R Block, Inc.	3,100	131,409
Ionics, Inc. (a)	3,900	89,349
Labor Ready, Inc. (a)	16,400	140,384
Mail-Well, Inc. (a)	22,500	67,275
Manpower, Inc.	1,900	72,390
Robert Half International, Inc. (a)	7,800	169,338
Tetra Tech, Inc. (a)	2,900	46,574
		2,475,400
Construction & Engineering - 0.2%
Granite Construction, Inc.	2,800	50,316
Machinery - 2.4%
AGCO Corp. (a)	3,900	74,802
Ingersoll-Rand Co. Ltd. Class A	2,700	146,448
ITT Industries, Inc.	4,600	306,820
Pentair, Inc.	3,300	133,155
Terex Corp. (a)	1,600	34,320
		695,545
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.3%
Fastenal Co.	2,000	$ 76,000
TOTAL INDUSTRIALS		3,695,721
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 3.9%
Avocent Corp. (a)	9,700	259,766
Comverse Technology, Inc. (a)	17,800	262,550
Emulex Corp. (a)	6,800	138,380
NetScreen Technologies, Inc. (a)	15,500	335,265
UTStarcom, Inc. (a)	3,700	157,509
		1,153,470
Computers & Peripherals - 1.5%
Drexler Technology Corp. (a)	2,600	53,222
Lexmark International, Inc. Class A (a)	5,800	372,186
SanDisk Corp. (a)	100	5,669
		431,077
Electronic Equipment & Instruments - 1.5%
Amphenol Corp. Class A (a)	7,100	383,400
Symbol Technologies, Inc.	6,000	76,860
		460,260
Internet Software & Services - 1.1%
Aquantive, Inc. (a)	6,200	61,380
Ask Jeeves, Inc. (a)	3,900	68,055
Expedia, Inc. (a)	1,200	93,852
Yahoo!, Inc. (a)	3,100	96,503
		319,790
IT Services - 4.8%
Affiliated Computer Services, Inc. Class A (a)	6,500	322,075
Anteon International Corp. (a)	3,600	113,760
Ceridian Corp. (a)	19,000	354,350
Cognizant Technology Solutions Corp. Class A (a)	900	27,702
Concord EFS, Inc. (a)	24,900	338,889
Iron Mountain, Inc. (a)	1,500	54,900
ManTech International Corp. Class A (a)	2,300	54,073
MPS Group, Inc. (a)	7,700	72,303
Titan Corp.	6,300	96,642
		1,434,694
Semiconductors & Semiconductor Equipment - 5.7%
Broadcom Corp. Class A (a)	6,000	121,620
Cypress Semiconductor Corp. (a)	32,200	450,156
Intersil Corp. Class A (a)	1,460	36,004
LSI Logic Corp. (a)	54,200	504,602
National Semiconductor Corp. (a)	18,700	417,945
QLogic Corp. (a)	3,500	147,525
		1,677,852

	Shares	Value (Note 1)
Software - 7.8%
Activision, Inc. (a)	19,900	$ 231,835
Adobe Systems, Inc.	9,900	323,532
Autodesk, Inc.	9,400	140,624
BEA Systems, Inc. (a)	19,800	261,360
Cadence Design Systems, Inc. (a)	12,900	176,343
Citrix Systems, Inc. (a)	1,600	29,040
Dynamics Research Corp. (a)	4,500	73,530
Electronic Arts, Inc. (a)	4,600	386,400
FactSet Research Systems, Inc.	3,500	161,000
Intuit, Inc. (a)	5,100	219,402
Network Associates, Inc. (a)	9,200	103,960
PeopleSoft, Inc. (a)	3,000	50,010
Synopsys, Inc. (a)	1,400	87,514
Vastera, Inc. (a)	11,100	69,291
		2,313,841
TOTAL INFORMATION TECHNOLOGY		7,790,984
MATERIALS - 2.1%
Chemicals - 0.9%
Praxair, Inc.	3,700	239,242
The Scotts Co. Class A (a)	800	42,400
		281,642
Containers & Packaging - 0.5%
Pactiv Corp. (a)	7,100	140,225
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc. Class B	5,200	139,308
Phelps Dodge Corp. (a)	1,300	54,847
		194,155
TOTAL MATERIALS		616,022
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
Citizens Communications Co. (a)	4,600	54,510
Qwest Communications International, Inc. (a)	32,600	130,074
		184,584
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	3,600	32,760
At Road, Inc. (a)	3,700	51,245
Sprint Corp. - PCS Group Series 1 (a)	12,700	78,105
		162,110
TOTAL TELECOMMUNICATION SERVICES		346,694
UTILITIES - 0.4%
Electric Utilities - 0.2%
TXU Corp.	3,700	74,629
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.2%
AES Corp. (a)	8,800	$ 55,352
TOTAL UTILITIES		129,981
TOTAL COMMON STOCKS (Cost $26,886,660)		28,725,357
Investment Companies - 1.3%

iShares Russell Midcap Growth Index Fund (Cost $307,780)	6,200	394,010
Cash Equivalents - 3.0%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $908,000)	$ 908,027	908,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $28,102,440)	30,027,367
NET OTHER ASSETS - (1.1)%	(340,193)
NET ASSETS - 100%	$ 29,687,174
Legend
(a) Non-income producing
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $19,971,736 and $11,514,866, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,705 for the period.
Income Tax Information
At January 31, 2003, the fund had a capital loss carryforward of approximately $3,296,000 all of which will expire on January 31, 2011.
The fund intends to elect to defer to its fiscal year ending January 31, 2004 approximately $830,000 of losses recognized during the period November 1, 2002 to January 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Structured Mid Cap Growth Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $908,000) (cost $28,102,440) - See accompanying schedule		$ 30,027,367
Cash		495
Receivable for investments sold		241,888
Receivable for fund shares sold		338,599
Dividends receivable		1,945
Redemption fees receivable		4
Receivable from investment adviser for expense reductions		765
Total assets		30,611,063

Liabilities
Payable for investments purchased	$ 850,811
Payable for fund shares redeemed	34,843
Accrued management fee	11,997
Other payables and accrued expenses	26,238
Total liabilities		923,889

Net Assets		$ 29,687,174
Net Assets consist of:
Paid in capital		$ 32,394,159
Accumulated net investment loss		(77,346)
Accumulated undistributed net realized gain (loss) on investments		(4,554,566)
Net unrealized appreciation (depreciation) on investments		1,924,927
Net Assets, for 3,319,114 shares outstanding		$ 29,687,174
Net Asset Value, offering price and redemption price per share ($29,687,174 ÷ 3,319,114 shares)		$ 8.94

Statement of Operations

	Six months ended July 31, 2003 (Unaudited)

Investment Income
Dividends		$ 37,509
Interest		4,129
Total income		41,638

Expenses
Management fee Basic fee	$ 58,482
Performance adjustment	(7,421)
Transfer agent fees	31,975
Accounting fees and expenses	30,297
Non-interested trustees' compensation	38
Custodian fees and expenses	3,729
Registration fees	7,213
Audit	16,056
Legal	26
Miscellaneous	79
Total expenses before reductions	140,474
Expense reductions	(21,490)	118,984
Net investment income (loss)		(77,346)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(331,830)
Change in net unrealized appreciation (depreciation) on investment securities		4,419,336
Net gain (loss)		4,087,506
Net increase (decrease) in net assets resulting from operations		$ 4,010,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (77,346)	$ (161,132)
Net realized gain (loss)	(331,830)	(4,192,654)
Change in net unrealized appreciation (depreciation)	4,419,336	(2,232,872)
Net increase (decrease) in net assets resulting from operations	4,010,160	(6,586,658)
Share transactions Net proceeds from sales of shares	11,575,419	22,116,013
Cost of shares redeemed	(2,570,072)	(17,364,044)
Net increase (decrease) in net assets resulting from share transactions	9,005,347	4,751,969
Redemption fees	2,672	2,628
Total increase (decrease) in net assets	13,018,179	(1,832,061)

Net Assets
Beginning of period	16,668,995	18,501,056
End of period (including accumulated net investment loss of $77,346 and accumulated net investment loss of $0, respectively)	$ 29,687,174	$ 16,668,995
Other Information Shares
Sold	1,366,086	2,508,495
Redeemed	(324,558)	(2,044,480)
Net increase (decrease)	1,041,528	464,015

Financial Highlights

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 7.32	$ 10.20	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03)	(.07)	(.02)
Net realized and unrealized gain (loss)	1.65	(2.81)	.22
Total from investment operations	1.62	(2.88)	.20
Redemption fees added to paid in capital D	- G	- G	-
Net asset value, end of period	$ 8.94	$ 7.32	$ 10.20
Total Return B, C	22.13%	(28.24)%	2.00%
Ratios to Average Net Assets F
Expenses before expense reductions	1.39% A	1.78%	2.40% A
Expenses net of voluntary waivers, if any	1.20% A	1.20%	1.20% A
Expenses net of all reductions	1.18% A	1.17%	1.20% A
Net investment income (loss)	(.77)% A	(.89)%	(.86)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,687	$ 16,669	$ 18,501
Portfolio turnover rate	115% A	181%	94% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 15, 2001 (commencement of operations) to January 31, 2002.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Structured Large Cap Value Fund, Fidelity Structured Mid Cap Value Fund, Fidelity Structured Large Cap Growth Fund and Fidelity Structured Mid Cap Growth Fund (the funds) are funds of Fidelity Devonshire Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. Certain funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Fidelity Structured Mid Cap Value fund estimates the components of distributions received from Real Estate Investment Trusts (REITS). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. The period ended July 31, 2003, reflects a change in the method of estimating these components using more current tax reporting received from REIT investments. The change had no impact on the fund's net assets, but resulted in an increase to net investment income and a corresponding decrease to realized and unrealized gains of $21,373. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company by distributing all of their taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, non-taxable dividends, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

Investments

1. Significant Accounting Policies - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Fidelity Structured Large Cap Value Fund	$ 19,626,410	$ 1,458,633	$ (1,144,400)	$ 314,233
Fidelity Structured Mid Cap Value Fund	39,453,300	4,488,413	(1,779,814)	2,708,599
Fidelity Structured Large Cap Growth Fund	16,080,092	2,703,958	(238,207)	2,465,751
Fidelity Structured Mid Cap Growth Fund	28,125,639	3,088,028	(1,186,300)	1,901,728

Short-Term Trading (Redemption) Fees. Shares held in the funds less than 30 days are subject to a short-term trading fee equal to 0.75% of the proceeds of the redeemed shares. These fees, which are retained by the funds, are accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for the funds is subject to a performance adjustment (up to a maximum ± 20% of each applicable fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each fund's relative investment performance as compared to an appropriate benchmark index. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Fidelity Structured Large Cap Value Fund	.30%	.28%	.53%
Fidelity Structured Mid Cap Value Fund	.30%	.28%	.48%
Fidelity Structured Large Cap Growth Fund	.30%	.28%	.54%
Fidelity Structured Mid Cap Growth Fund	.30%	.28%	.51%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Structured Large Cap Value Fund	.28%	|
Fidelity Structured Mid Cap Value Fund	.30%
Fidelity Structured Large Cap Growth Fund	.30%
Fidelity Structured Mid Cap Growth Fund	.32%

Accounting and Security Lending Fees. FSC, an affiliate of FMR, maintains each fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Investments

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements.

Brokerage Commissions. Certain funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

5. Committed Line of Credit.

Certain funds participate with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The funds have agreed to pay commitment fees on their pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain funds lend portfolio securities from time to time in order to earn additional income. Each applicable fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Fidelity Structured Large Cap Value Fund	1.20%	$ 23,805
Fidelity Structured Large Cap Growth Fund	1.20%	$ 27,609
Fidelity Structured Mid Cap Growth Fund	1.20%	$ 19,686

Many of the brokers with whom FMR places trades on behalf of certain funds provided services to these funds in addition to trade execution. These services included payments of expenses on behalf of each applicable fund. All of the applicable expense reductions are noted in the table below.

Brokerage Service Arrangements

Fidelity Structured Large Cap Value Fund	$ 1,085
Fidelity Structured Mid Cap Value Fund	2,862
Fidelity Structured Large Cap Growth Fund	968
Fidelity Structured Mid Cap Growth Fund	1,804

8. Other Information.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
Fidelity Structured Large Cap Value Fund	20%
Fidelity Structured Mid Cap Value Fund	11%
Fidelity Structured Large Cap Growth Fund	15%
Fidelity Structured Mid Cap Growth Fund	15%

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
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Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

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Semiannual Report

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Semiannual Report

July 31, 2003

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Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

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Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	3.2	2.9
Exxon Mobil Corp.	2.9	3.3
American International Group, Inc.	2.5	2.3
Bank of America Corp.	2.4	2.3
Fannie Mae	2.2	3.1
Total SA	2.1	2.3
Merck & Co., Inc.	1.5	1.6
J.P. Morgan Chase & Co.	1.4	1.1
Verizon Communications, Inc.	1.4	1.6
BellSouth Corp.	1.4	1.4
	21.0
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.7	29.4
Industrials	12.1	12.0
Consumer Discretionary	11.8	11.4
Energy	11.0	12.6
Health Care	7.3	6.9
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks 95.8%		Stocks 95.4%
	Bonds 0.5%		Bonds 0.5%
	Convertible Securities 2.3%		Convertible Securities 3.4%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	10.1%	** Foreign investments	8.9%

Semiannual Report

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.3%
General Motors Corp.	997,900	$ 37,351
Harley-Davidson, Inc.	359,300	16,844
		54,195
Hotels, Restaurants & Leisure - 1.6%
Mandalay Resort Group	717,600	24,944
McDonald's Corp.	5,885,200	135,418
MGM MIRAGE (a)	2,821,300	96,771
Park Place Entertainment Corp. (a)	5,429,300	48,592
Six Flags, Inc. (a)	3,110,086	14,773
		320,498
Household Durables - 1.2%
Black & Decker Corp.	1,274,080	52,059
Fortune Brands, Inc.	287,200	15,971
Maytag Corp.	1,906,020	48,508
Newell Rubbermaid, Inc.	2,282,300	53,931
Snap-On, Inc.	835,800	23,670
Whirlpool Corp.	854,300	55,342
		249,481
Media - 5.2%
AOL Time Warner, Inc. (a)	15,747,190	242,979
Citadel Broadcasting Corp.	47,000	893
Clear Channel Communications, Inc.	3,032,600	124,185
Comcast Corp. Class A (a)	6,506,837	197,287
Liberty Media Corp. Class A (a)	4,704,856	52,177
News Corp. Ltd.:
ADR	487,780	14,833
sponsored ADR	603,040	15,462
Reader's Digest Association, Inc. (non-vtg.)	2,759,029	35,812
Viacom, Inc. Class B (non-vtg.)	5,413,354	235,589
Vivendi Universal SA sponsored ADR (a)	2,340,900	40,825
Walt Disney Co.	3,430,510	75,197
		1,035,239
Multiline Retail - 0.7%
Big Lots, Inc. (a)	2,345,900	36,150
Federated Department Stores, Inc.	843,440	33,746
Target Corp.	1,960,000	75,107
		145,003
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
Charming Shoppes, Inc. (a)	2,930,049	$ 15,383
Gap, Inc.	4,522,700	81,363
Home Depot, Inc.	1,346,100	41,998
Limited Brands, Inc.	5,810,178	97,088
Office Depot, Inc. (a)	2,803,600	46,540
RadioShack Corp.	2,701,200	71,771
Staples, Inc. (a)	2,734,970	55,082
		409,225
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. (a)	814,900	23,591
TOTAL CONSUMER DISCRETIONARY		2,237,232
CONSUMER STAPLES - 5.6%
Beverages - 0.4%
The Coca-Cola Co.	1,695,100	76,229
Food & Staples Retailing - 0.8%
Albertson's, Inc.	1,579,600	29,791
CVS Corp.	4,515,700	135,426
		165,217
Food Products - 0.9%
Fresh Del Monte Produce, Inc.	910,280	25,333
Kraft Foods, Inc. Class A	1,708,900	47,525
Tyson Foods, Inc. Class A	2,624,900	29,740
Unilever PLC sponsored ADR	2,546,600	84,012
		186,610
Household Products - 1.4%
Colgate-Palmolive Co.	1,063,200	58,051
Kimberly-Clark Corp.	2,900,500	140,384
Procter & Gamble Co.	710,700	62,449
The Dial Corp.	955,600	18,711
		279,595
Personal Products - 1.1%
Gillette Co.	7,255,400	223,176
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - 1.0%
Altria Group, Inc.	4,519,000	$ 180,805
Loews Corp. - Carolina Group	452,600	11,351
		192,156
TOTAL CONSUMER STAPLES		1,122,983
ENERGY - 11.0%
Energy Equipment & Services - 2.4%
Baker Hughes, Inc.	3,534,600	111,022
BJ Services Co. (a)	1,150,155	39,393
Noble Corp. (a)	1,819,480	59,806
Schlumberger Ltd. (NY Shares)	6,100,100	274,932
		485,153
Oil & Gas - 8.6%
Anadarko Petroleum Corp.	576,000	25,229
Apache Corp.	874,055	54,156
BP PLC sponsored ADR	5,687,204	236,303
ChevronTexaco Corp.	2,230,441	160,837
ConocoPhillips	1,064,097	55,695
Exxon Mobil Corp.	16,321,674	580,725
Royal Dutch Petroleum Co. (NY Shares)	4,333,800	188,867
Total SA:
Series B	899,543	132,413
sponsored ADR	3,875,403	285,230
		1,719,455
TOTAL ENERGY		2,204,608
FINANCIALS - 29.1%
Capital Markets - 6.7%
Bank of New York Co., Inc.	7,152,234	215,425
Charles Schwab Corp.	8,754,200	91,131
Credit Suisse Group sponsored ADR	1,678,400	52,450
J.P. Morgan Chase & Co.	8,341,050	292,354
Janus Capital Group, Inc.	2,253,100	39,429
Lehman Brothers Holdings, Inc.	868,600	54,956
Mellon Financial Corp.	3,945,000	119,336
Merrill Lynch & Co., Inc.	3,874,800	210,673
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	4,474,760	$ 212,283
Nomura Holdings, Inc.	4,203,000	55,775
		1,343,812
Commercial Banks - 8.3%
Bank of America Corp.	5,929,517	489,600
Bank One Corp.	5,641,639	223,183
Banknorth Group, Inc.	103,000	2,843
Comerica, Inc.	2,114,439	102,508
FleetBoston Financial Corp.	4,131,896	128,461
Huntington Bancshares, Inc.	1,147,600	23,457
PNC Financial Services Group, Inc.	1,372,800	67,199
State Bank of India	1,013,632	9,262
U.S. Bancorp, Delaware	6,388,202	156,639
Wachovia Corp.	4,613,352	201,557
Wells Fargo & Co.	5,121,268	258,778
		1,663,487
Consumer Finance - 1.4%
American Express Co.	4,686,200	206,989
MBNA Corp.	3,309,100	73,760
		280,749
Diversified Financial Services - 3.6%
CIT Group, Inc.	3,130,500	87,278
Citigroup, Inc.	14,096,185	631,494
		718,772
Insurance - 6.1%
ACE Ltd.	3,915,127	129,160
Allianz AG sponsored ADR	1,294,700	13,698
Allstate Corp.	3,373,000	128,275
American International Group, Inc.	7,816,257	501,804
Hartford Financial Services Group, Inc.	3,027,300	157,995
Marsh & McLennan Companies, Inc.	444,800	22,071
MBIA, Inc.	551,000	27,892
The Chubb Corp.	1,442,000	93,442
Travelers Property Casualty Corp.:
Class A	5,516,221	89,363
Class B	1,352,351	21,827
UnumProvident Corp.	2,883,300	39,155
		1,224,682
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 0.4%
Equity Office Properties Trust	660,600	$ 18,325
Equity Residential (SBI)	2,591,200	72,294
		90,619
Thrifts & Mortgage Finance - 2.6%
Fannie Mae	6,896,600	441,658
Freddie Mac	1,602,900	78,302
		519,960
TOTAL FINANCIALS		5,842,081
HEALTH CARE - 7.2%
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	4,473,400	123,511
Becton, Dickinson & Co.	1,349,300	49,425
		172,936
Health Care Providers & Services - 1.0%
HCA, Inc.	1,270,000	44,768
IMS Health, Inc.	3,218,873	62,253
McKesson Corp.	2,009,700	64,833
Tenet Healthcare Corp. (a)	2,877,800	39,656
		211,510
Pharmaceuticals - 5.3%
Abbott Laboratories	1,920,100	75,364
Bristol-Myers Squibb Co.	7,469,400	195,698
Eli Lilly & Co.	267,600	17,619
Johnson & Johnson	3,259,700	168,820
Merck & Co., Inc.	5,512,300	304,720
Pfizer, Inc.	2,181,700	72,782
Roche Holding AG (participation certificate)	358,110	29,938
Schering-Plough Corp.	5,034,900	85,493
Wyeth	2,444,700	111,429
		1,061,863
TOTAL HEALTH CARE		1,446,309
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.7%
Boeing Co.	2,203,000	72,963
Bombardier, Inc. Class B (sub. vtg.)	2,868,000	10,520
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	6,883,050	$ 194,653
Lockheed Martin Corp.	1,659,300	86,848
Northrop Grumman Corp.	1,026,470	94,682
Raytheon Co.	753,900	23,145
United Technologies Corp.	859,280	64,644
		547,455
Building Products - 0.4%
Masco Corp.	3,285,200	80,060
Commercial Services & Supplies - 0.6%
HON Industries, Inc.	143,800	4,783
Viad Corp.	2,420,509	53,711
Waste Management, Inc.	2,929,400	69,983
		128,477
Electrical Equipment - 0.4%
Emerson Electric Co.	1,245,600	66,889
Rockwell Automation, Inc.	653,400	16,884
		83,773
Industrial Conglomerates - 3.2%
3M Co.	372,300	52,196
General Electric Co.	7,852,200	223,317
Hutchison Whampoa Ltd.	5,643,000	36,900
Siemens AG sponsored ADR	934,000	52,407
Textron, Inc.	1,999,600	86,823
Tyco International Ltd.	10,135,840	188,527
		640,170
Machinery - 3.3%
Caterpillar, Inc.	2,166,400	146,167
Cummins, Inc.	288,500	13,366
Deere & Co.	985,700	50,054
Eaton Corp.	993,100	83,589
Illinois Tool Works, Inc.	800,400	55,748
Ingersoll-Rand Co. Ltd. Class A	3,350,746	181,744
Kennametal, Inc.	498,886	19,207
Navistar International Corp. (a)	596,400	23,272
Parker Hannifin Corp.	978,900	45,127
SPX Corp. (a)	575,100	27,081
Timken Co.	912,900	13,967
		659,322
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	5,087,400	$ 140,209
Union Pacific Corp.	1,856,700	113,147
		253,356
TOTAL INDUSTRIALS		2,392,613
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.2%
Motorola, Inc.	5,455,100	49,314
Computers & Peripherals - 1.6%
Hewlett-Packard Co.	8,261,161	174,889
International Business Machines Corp.	1,463,700	118,926
Sun Microsystems, Inc. (a)	5,574,500	20,849
		314,664
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	1,751,200	38,054
Arrow Electronics, Inc. (a)	1,675,500	28,567
Avnet, Inc. (a)	2,768,900	39,872
PerkinElmer, Inc.	4,775,000	70,957
Sanmina-SCI Corp. (a)	2,499,000	19,842
Solectron Corp. (a)	2,635,000	13,465
Tektronix, Inc. (a)	2,973,800	62,836
Thermo Electron Corp. (a)	3,308,200	73,607
		347,200
IT Services - 0.5%
Ceridian Corp. (a)	3,595,200	67,050
Concord EFS, Inc. (a)	479,400	6,525
Electronic Data Systems Corp.	670,600	14,934
First Data Corp.	383,200	14,470
		102,979
Semiconductors & Semiconductor Equipment - 1.4%
Intel Corp.	4,931,200	123,033
Micron Technology, Inc. (a)	4,199,700	61,484
National Semiconductor Corp. (a)	946,600	21,157
Rohm Co. Ltd.	287,500	33,812
Samsung Electronics Co. Ltd.	47,900	16,880
Teradyne, Inc. (a)	954,400	15,700
		272,066
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.8%
Microsoft Corp.	5,995,600	$ 158,284
TOTAL INFORMATION TECHNOLOGY		1,244,507
MATERIALS - 6.9%
Chemicals - 2.7%
Arch Chemicals, Inc.	1,023,750	21,192
BOC Group PLC	1,677,400	23,087
Dow Chemical Co.	5,271,200	186,073
Hercules Trust II unit	31,600	20,224
Hercules, Inc. (a)	1,368,500	15,628
LG Chemical Ltd.	463,300	18,249
Lyondell Chemical Co.	2,729,162	40,856
Millennium Chemicals, Inc.	2,016,957	22,509
Olin Corp.	1,293,000	24,153
PolyOne Corp.	2,710,100	12,358
PPG Industries, Inc.	844,200	47,672
Praxair, Inc.	1,873,530	121,142
Solutia, Inc.	3,544,999	4,325
		557,468
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	792,800	9,062
Packaging Corp. of America (a)	303,900	5,744
Smurfit-Stone Container Corp. (a)	5,390,040	80,689
		95,495
Metals & Mining - 2.4%
Alcan, Inc.	2,195,200	76,519
Alcoa, Inc.	6,818,776	189,357
Dofasco, Inc.	1,982,900	41,212
Nucor Corp.	646,600	31,890
Pechiney SA	1,022,216	52,308
Phelps Dodge Corp. (a)	2,206,300	93,084
		484,370
Paper & Forest Products - 1.3%
Boise Cascade Corp.	383,500	9,507
Bowater, Inc.	1,078,700	41,552
Georgia-Pacific Corp.	3,566,590	77,930
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.	1,221,600	$ 47,789
Weyerhaeuser Co.	1,462,200	82,307
		259,085
TOTAL MATERIALS		1,396,418
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.1%
BellSouth Corp.	10,807,101	275,257
SBC Communications, Inc.	10,590,344	247,390
Verizon Communications, Inc.	8,358,344	291,372
		814,019
UTILITIES - 2.7%
Electric Utilities - 2.3%
Cinergy Corp.	912,098	31,030
Dominion Resources, Inc.	1,517,800	91,220
DPL, Inc.	2,116,779	30,799
Entergy Corp.	2,293,400	118,133
FirstEnergy Corp.	2,204,200	76,023
Northeast Utilities	3,541,390	59,495
TXU Corp.	2,391,761	48,242
		454,942
Gas Utilities - 0.1%
NiSource, Inc.	1,153,041	22,254
Multi-Utilities & Unregulated Power - 0.3%
SCANA Corp.	1,979,900	65,733
TOTAL UTILITIES		542,929
TOTAL COMMON STOCKS (Cost $16,650,093)		19,243,699
Preferred Stocks - 1.3%
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	863,700	$ 18,742
Series C, 6.25%	577,800	14,185
		32,927
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	821,600	14,173
Media - 0.0%
J.N. Taylor Holdings Ltd. 9.5% (a)	956,400	0
TOTAL CONSUMER DISCRETIONARY		47,100
FINANCIALS - 0.4%
Capital Markets - 0.0%
State Street Corp. 6.75%	56,800	13,060
Consumer Finance - 0.2%
Ford Motor Co. Capital Trust II 6.50%	976,600	42,663
Insurance - 0.2%
Hartford Financial Services Group, Inc. 6.00%	116,600	6,175
The Chubb Corp.:
7.00%	363,600	9,834
Series B, 7.00%	274,000	7,453
Travelers Property Casualty Corp. 4.50%	500,000	11,732
		35,194
TOTAL FINANCIALS		90,917
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 7.00%	343,300	17,380
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. 8.25%	380,400	21,246
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Motorola, Inc. 7.00%	918,300	28,653
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
Electronic Data Systems Corp. 7.625% PRIDES	993,100	$ 22,206
Office Electronics - 0.0%
Xerox Corp. 6.25%	57,800	6,166
TOTAL INFORMATION TECHNOLOGY		57,025
UTILITIES - 0.2%
Electric Utilities - 0.2%
Cinergy Corp. 9.50% PRIDES	240,300	14,166
TXU Corp. 8.75%	486,700	15,422
		29,588
Multi-Utilities & Unregulated Power - 0.0%
El Paso Corp. 9.00%	280,000	7,826
TOTAL UTILITIES		37,414
TOTAL CONVERTIBLE PREFERRED STOCKS		271,082
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
CSC Holdings, Inc.:
Series H, 11.75%	3,270	340
Series M, 11.125%	2,385	247
		587
TOTAL PREFERRED STOCKS (Cost $340,729)		271,669
Corporate Bonds - 1.5%
	Principal Amount (000s)
Convertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 32,550	14,566
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - 0.3%
Cox Communications, Inc. 0.4259% 4/19/20	$ 53,170	$ 26,585
Liberty Media Corp.3.5% 1/15/31 (e)	24,460	16,388
News America, Inc. liquid yield option note 0% 2/28/21 (e)	49,080	27,055
		70,028
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (e)	6,020	5,907
Specialty Retail - 0.0%
J. Baker, Inc. 7% 6/1/49 (c)	13,300	3,990
TOTAL CONSUMER DISCRETIONARY		94,491
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (e)	5,734	5,798
Insurance - 0.1%
Loews Corp. 3.125% 9/15/07	11,000	10,216
TOTAL FINANCIALS		16,014
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
ADT Operations, Inc. liquid yield option note 0% 7/6/10	19,295	19,488
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.2%
Corning, Inc. 3.5% 11/1/08	29,440	33,158
Computers & Peripherals - 0.0%
Quantum Corp. 7% 8/1/04	11,460	11,517
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21	14,330	14,096
Celestica, Inc. liquid yield option note 0% 8/1/20	1,230	640
		14,736
TOTAL INFORMATION TECHNOLOGY		59,411
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (e)	$ 9,580	$ 18,528
TOTAL CONVERTIBLE BONDS		207,932
Nonconvertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
ArvinMeritor, Inc. 8.75% 3/1/12	70	71
Dana Corp.:
6.25% 3/1/04	150	149
6.5% 3/1/09	95	87
9% 8/15/11	255	274
Navistar International Corp. 8% 2/1/08	100	102
Stoneridge, Inc. 11.5% 5/1/12	50	57
United Components, Inc. 9.375% 6/15/13 (e)	90	93
		833
Hotels, Restaurants & Leisure - 0.0%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	655	609
10.5% 7/15/11 (e)	610	622
Domino's, Inc. 8.25% 7/1/11 (e)	140	145
Friendly Ice Cream Corp. 10.5% 12/1/07	240	245
Herbst Gaming, Inc. 10.75% 9/1/08	145	159
Mohegan Tribal Gaming Authority:
6.375% 7/15/09 (e)	290	285
8.375% 7/1/11	50	54
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (e)	80	73
MTR Gaming Group, Inc. 9.75% 4/1/10 (e)	120	124
Premier Parks, Inc. 9.75% 6/15/07	330	313
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	505	544
Town Sports International, Inc. 9.625% 4/15/11	150	159
Tricon Global Restaurants, Inc. 7.65% 5/15/08	145	157
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	130	143
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	$ 110	$ 114
Wheeling Island Gaming, Inc. 10.125% 12/15/09	1,330	1,343
		5,089
Household Durables - 0.0%
Beazer Homes USA, Inc. 8.375% 4/15/12	50	53
D.R. Horton, Inc. 8.5% 4/15/12	135	146
Juno Lighting, Inc. 11.875% 7/1/09	345	373
K. Hovnanian Enterprises, Inc.:
7.75% 5/15/13 (e)	150	152
8.875% 4/1/12	70	74
Ryland Group, Inc. 9.125% 6/15/11	195	218
Standard Pacific Corp. 7.75% 3/15/13	580	580
William Lyon Homes, Inc. 10.75% 4/1/13	345	369
		1,965
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	215	243
Media - 0.1%
AMC Entertainment, Inc.:
9.5% 3/15/09	105	108
9.875% 2/1/12	110	119
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11 (e)	60	62
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	545	537
Corus Entertainment, Inc. 8.75% 3/1/12	1,510	1,623
CSC Holdings, Inc.:
7.875% 2/15/18	175	168
9.875% 2/15/13	220	225
Diamond Holdings PLC yankee 9.125% 2/1/08	165	154
EchoStar DBS Corp.:
9.125% 1/15/09	135	149
10.375% 10/1/07	1,785	1,946
LBI Media, Inc. 10.125% 7/15/12	1,845	2,006
LodgeNet Entertainment Corp. 9.5% 6/15/13	60	62
PEI Holdings, Inc. 11% 3/15/10 (e)	145	160
PRIMEDIA, Inc.:
7.625% 4/1/08	50	49
8.875% 5/15/11	50	51
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Rogers Cablesystems Ltd. yankee 11% 12/1/15	$ 25	$ 28
Vivendi Universal SA 6.25% 7/15/08 (e)	360	353
XM Satellite Radio, Inc. 12% 6/15/10 (e)	215	211
		8,011
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (e)	420	382
Specialty Retail - 0.0%
Asbury Automotive Group, Inc. 9% 6/15/12	180	173
Gap, Inc. 10.55% 12/15/08	45	53
Toys 'R' US, Inc. 7.875% 4/15/13	220	221
United Auto Group, Inc. 9.625% 3/15/12	580	612
		1,059
Textiles Apparel & Luxury Goods - 0.0%
Dan River, Inc. 12.75% 4/15/09 (e)	430	323
Levi Strauss & Co.:
7% 11/1/06	85	74
11.625% 1/15/08	55	50
12.25% 12/15/12	85	73
		520
TOTAL CONSUMER DISCRETIONARY		18,102
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Canandaigua Brands, Inc. 8.5% 3/1/09	635	660
Food & Staples Retailing - 0.0%
Rite Aid Corp.:
6% 12/15/05 (e)	235	224
6.875% 8/15/13	335	286
7.625% 4/15/05	355	351
8.125% 5/1/10 (e)	230	233
9.5% 2/15/11 (e)	235	249
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	665	602
9.125% 12/15/11	200	181
		2,126
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.0%
Corn Products International, Inc. 8.25% 7/15/07	$ 1,195	$ 1,279
Del Monte Corp. 9.25% 5/15/11	205	219
Doane Pet Care Co. 9.75% 5/15/07	400	384
Dole Food Co., Inc. 7.25% 6/15/10 (e)	200	197
		2,079
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	65	65
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (e)	130	135
TOTAL CONSUMER STAPLES		5,065
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Grant Prideco, Inc. 9% 12/15/09	60	65
Universal Compression, Inc. 7.25% 5/15/10 (e)	710	706
		771
Oil & Gas - 0.0%
Chesapeake Energy Corp. 7.5% 9/15/13 (e)	230	233
General Maritime Corp. 10% 3/15/13 (e)	525	575
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	90	103
NGC Corp. 6.75% 12/15/05	165	161
Nuevo Energy Co.:
9.375% 10/1/10	50	53
9.5% 6/1/08	56	59
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (e)	410	422
Plains Exploration & Production Co. LP 8.75% 7/1/12 (e)	170	176
Tesoro Petroleum Corp. 8% 4/15/08	80	82
The Coastal Corp.:
6.375% 2/1/09	15	12
6.5% 5/15/06	160	135
6.5% 6/1/08	65	52
6.95% 6/1/28	125	83
7.5% 8/15/06	225	197
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
The Coastal Corp.: - continued
7.75% 6/15/10	$ 115	$ 93
7.75% 10/15/35	75	53
		2,489
TOTAL ENERGY		3,260
FINANCIALS - 0.1%
Consumer Finance - 0.0%
AmeriCredit Corp. 9.875% 4/15/06	95	91
Capital One Financial Corp.:
7.25% 12/1/03	70	71
7.25% 5/1/06	290	307
8.75% 2/1/07	150	166
		635
Diversified Financial Services - 0.1%
Ahold Finance USA, Inc.:
6.25% 5/1/09	345	317
6.875% 5/1/29	150	123
8.25% 7/15/10	495	485
American Airlines, Inc. pass thru trust certificates 6.817% 5/23/11	155	132
Arch Western Finance LLC 6.75% 7/1/13 (e)	485	475
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	1,280	1,386
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	415	403
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	24	18
6.9% 1/2/17	43	30
7.73% 9/15/12	54	40
8.321% 11/1/06	15	13
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	75	64
7.779% 1/2/12	1,507	1,206
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	85	89
FIMEP SA 10.5% 2/15/13 (e)	240	263
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	$ 625	$ 607
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (e)	385	360
Huntsman Advanced Materials LLC 11% 7/15/10 (e)	120	129
IOS Capital LLC 7.25% 6/30/08	240	221
Leucadia National Corp. 7% 8/15/13 (e)	290	281
Moore North America Finance, Inc. 7.875% 1/15/11 (e)	190	193
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (e)	50	52
Northern Telecom Capital Corp. 7.875% 6/15/26	145	132
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	80	59
7.626% 4/1/10	324	250
7.67% 1/2/15	83	68
7.691% 4/1/17	277	216
Qwest Capital Funding, Inc.:
5.875% 8/3/04	500	470
7% 8/3/09	205	156
7.25% 2/15/11	210	158
7.625% 8/3/21	140	100
7.75% 8/15/06	1,270	1,105
7.75% 2/15/31	265	188
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (e)	280	305
11% 2/15/13 (e)	165	184
U.S. West Capital Funding, Inc. 6.375% 7/15/08	165	123
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (e)	380	420
Western Financial Bank 9.625% 5/15/12	110	120
		10,941
Insurance - 0.0%
Crum & Forster Holdings Corp. 10.375% 6/15/13 (e)	290	298
Real Estate - 0.0%
CBRE Escrow, Inc. 9.75% 5/15/10 (e)	580	621
LNR Property Corp.:
7.625% 7/15/13 (e)	180	176
9.375% 3/15/08	35	37
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
LNR Property Corp.: - continued
10.5% 1/15/09	$ 75	$ 80
Senior Housing Properties Trust 7.875% 4/15/15	130	130
		1,044
TOTAL FINANCIALS		12,918
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
AmeriPath, Inc. 10.5% 4/1/13	205	217
PacifiCare Health Systems, Inc. 10.75% 6/1/09	1,350	1,546
Psychiatric Solutions, Inc. 10.625% 6/15/13 (e)	70	73
Rotech Healthcare, Inc. 9.5% 4/1/12	255	263
Tenet Healthcare Corp.:
6.375% 12/1/11	150	135
6.5% 6/1/12	20	18
7.375% 2/1/13	295	280
		2,532
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10	1,015	1,122
TOTAL HEALTH CARE		3,654
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Aviall, Inc. 7.625% 7/1/11 (e)	250	245
Orbital Sciences Corp. 9% 7/15/11 (e)	220	222
Transdigm, Inc. 8.375% 7/15/11 (e)	110	113
		580
Airlines - 0.0%
Continental Airlines, Inc. 8% 12/15/05	5	4
Delta Air Lines, Inc. 7.9% 12/15/09	40	30
Northwest Airlines, Inc.:
7.875% 3/15/08	40	28
9.875% 3/15/07	80	61
		123
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (e)	$ 170	$ 167
Jacuzzi Brands, Inc. 9.625% 7/1/10 (e)	80	82
Nortek, Inc.:
9.125% 9/1/07	210	215
9.25% 3/15/07	60	61
		525
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc.:
7.625% 1/1/06	80	82
7.875% 4/15/13	300	302
9.25% 9/1/12	220	240
10% 8/1/09	70	74
American Color Graphics, Inc. 10% 6/15/10 (e)	280	287
National Waterworks, Inc. 10.5% 12/1/12	110	119
Wackenhut Corrections Corp. 8.25% 7/15/13 (e)	250	253
		1,357
Construction & Engineering - 0.0%
Shaw Group, Inc. 10.75% 3/15/10 (e)	410	369
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee:
5.8% 8/1/06	25	25
6.375% 2/15/06	215	221
7% 6/15/28	165	153
		399
Machinery - 0.0%
Columbus McKinnon Corp. 10% 8/1/10 (e)	40	41
Cummins, Inc.:
5.65% 3/1/98	230	152
9.5% 12/1/10 (e)	135	151
Dresser, Inc. 9.375% 4/15/11	260	268
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	590	640
Terex Corp.:
8.875% 4/1/08	110	113
9.25% 7/15/11	150	158
TriMas Corp. 9.875% 6/15/12 (e)	170	172
		1,695
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Road & Rail - 0.0%
TFM SA de CV yankee 11.75% 6/15/09	$ 130	$ 133
TOTAL INDUSTRIALS		5,181
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Nortel Networks Corp. 6.125% 2/15/06	5	5
Northern Telecom Ltd. yankee 6.875% 9/1/23	135	119
Qwest Services Corp.:
13% 12/15/07 (e)	160	171
13.5% 12/15/10 (e)	275	298
14% 12/15/14 (e)	945	1,058
		1,651
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	45	49
Electronic Equipment & Instruments - 0.0%
Avnet, Inc. 9.75% 2/15/08	230	251
Ingram Micro, Inc. 9.875% 8/15/08	80	85
Jabil Circuit, Inc. 5.875% 7/15/10	120	118
PerkinElmer, Inc. 8.875% 1/15/13	270	294
Solectron Corp. 7.375% 3/1/06	575	584
		1,332
IT Services - 0.0%
Digitalnet, Inc. 9% 7/15/10 (e)	60	59
Iron Mountain, Inc. 6.625% 1/1/16	490	453
		512
Office Electronics - 0.0%
Xerox Corp.:
7.125% 6/15/10	270	262
7.15% 8/1/04	105	107
7.2% 4/1/16	570	519
7.625% 6/15/13	270	262
		1,150
Semiconductors & Semiconductor Equipment - 0.0%
AMI Semiconductor, Inc. 10.75% 2/1/13	355	397
Amkor Technology, Inc.:
7.75% 5/15/13 (e)	505	482
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Amkor Technology, Inc.: - continued
9.25% 2/15/08	$ 40	$ 42
10.5% 5/1/09	70	74
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	255	230
		1,225
TOTAL INFORMATION TECHNOLOGY		5,919
MATERIALS - 0.1%
Chemicals - 0.0%
Geon Co. 6.875% 12/15/05	40	36
HMP Equity Holdings Corp. 0% 5/15/08 unit (e)	425	191
Huntsman International LLC 9.875% 3/1/09 (e)	210	218
Methanex Corp. yankee 7.75% 8/15/05	575	601
Millennium America, Inc.:
9.25% 6/15/08	125	129
9.25% 6/15/08 (e)	70	72
OMNOVA Solutions, Inc. 11.25% 6/1/10 (e)	210	225
PolyOne Corp.:
8.875% 5/1/12	180	151
10.625% 5/15/10	150	134
Resolution Performance Products LLC:
9.5% 4/15/10	195	195
13.5% 11/15/10	65	60
		2,012
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11 (e)	530	557
Containers & Packaging - 0.1%
Anchor Glass Container Corp. 11% 2/15/13	315	339
BWAY Corp. 10% 10/15/10 (e)	220	228
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13 (e)	500	500
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (e)	150	154
8.25% 5/15/13 (e)	355	362
8.75% 11/15/12	135	142
8.875% 2/15/09	1,100	1,133
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Containers & Packaging - continued
Owens-Illinois, Inc.:
7.15% 5/15/05	$ 665	$ 675
7.35% 5/15/08	370	361
7.5% 5/15/10	185	179
7.8% 5/15/18	415	390
		4,463
Metals & Mining - 0.0%
Peabody Energy Corp. 6.875% 3/15/13 (e)	190	190
Phelps Dodge Corp. 8.75% 6/1/11	1,440	1,636
Salt Holdings Corp., Inc.:
0% 12/15/12 (d)(e)	305	204
0% 6/1/13 (d)(e)	480	278
Steel Dynamics, Inc. 9.5% 3/15/09	110	116
		2,424
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7.375% 12/1/25	125	106
7.5% 5/15/06	715	715
8.125% 5/15/11	305	305
8.875% 5/15/31	70	66
9.625% 3/15/22	75	73
Millar Western Forest Products Ltd. yankee 9.875% 5/15/08	105	109
Norske Skog Canada Ltd. 8.625% 6/15/11 (e)	320	324
		1,698
TOTAL MATERIALS		11,154
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. 7.25% 7/15/13 (e)	360	342
Qwest Corp. 8.875% 3/15/12 (e)	820	841
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	390	396
9.375% 6/1/08	30	31
Triton PCS, Inc.:
8.75% 11/15/11	225	217
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Triton PCS, Inc.: - continued
9.375% 2/1/11	$ 555	$ 552
U.S. West Communications 6.875% 9/15/33	130	105
		2,484
Wireless Telecommunication Services - 0.1%
American Tower Corp. 9.375% 2/1/09	440	444
Crown Castle International Corp.:
9.375% 8/1/11	135	139
9.5% 8/1/11	610	628
10.75% 8/1/11	95	103
Nextel Communications, Inc.:
9.375% 11/15/09	360	383
9.5% 2/1/11	75	82
9.75% 10/31/07	1,230	1,261
9.95% 2/15/08	850	884
Nextel Partners, Inc. 8.125% 7/1/11 (e)	170	158
Rogers Wireless, Inc. 9.625% 5/1/11	115	130
SBA Communications Corp. 10.25% 2/1/09	165	152
Western Wireless Corp. 9.25% 7/15/13 (e)	370	355
		4,719
TOTAL TELECOMMUNICATION SERVICES		7,203
UTILITIES - 0.1%
Electric Utilities - 0.1%
Allegheny Energy Supply Co. LLC:
7.8% 3/15/11	475	385
8.75% 4/15/12 (e)	1,035	864
10.25% 11/15/07 (e)	179	181
10.25% 11/15/07 (e)(f)	21	19
CMS Energy Corp.:
6.75% 1/15/04	45	45
7.625% 11/15/04	125	125
8.5% 4/15/11	1,905	1,853
Edison International 6.875% 9/15/04	110	109
Illinois Power Co. 11.5% 12/15/10 (e)	575	633
Midland Funding Corp. II 11.75% 7/23/05	2,115	2,263
Nevada Power Co. 10.875% 10/15/09	235	256
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co. 6.25% 3/1/04	$ 730	$ 732
PG&E Corp. 6.875% 7/15/08 (e)	190	195
Southern California Edison Co.:
7.25% 3/1/26	250	254
8% 2/15/07 (e)	565	605
TECO Energy, Inc. 10.5% 12/1/07	505	561
		9,080
Gas Utilities - 0.0%
ANR Pipeline, Inc. 9.625% 11/1/21	360	396
Dynegy Holdings, Inc.:
7.45% 7/15/06	150	144
8.125% 3/15/05	140	137
El Paso Energy Corp.:
6.75% 5/15/09	110	86
6.95% 12/15/07	325	267
7.375% 12/15/12	15	12
7.75% 1/15/32	120	85
7.8% 8/1/31	90	63
8.05% 10/15/30	930	670
SEMCO Energy, Inc.:
7.125% 5/15/08 (e)	50	50
7.75% 5/15/13 (e)	60	60
Sonat, Inc.:
6.625% 2/1/08	265	207
6.75% 10/1/07	150	118
6.875% 6/1/05	945	893
Southern Natural Gas Co. 8.875% 3/15/10	130	134
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	65	65
8.875% 7/15/12	155	165
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	25	24
		3,576
Multi-Utilities & Unregulated Power - 0.0%
AES Corp.:
8.375% 8/15/07	140	127
8.5% 11/1/07	100	91
8.75% 6/15/08	87	86
8.75% 5/15/13 (e)	625	610
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
AES Corp.: - continued
8.875% 2/15/11	$ 151	$ 137
9% 5/15/15 (e)	330	323
9.375% 9/15/10	40	37
9.5% 6/1/09	506	477
10% 12/12/05 (e)	110	111
10.25% 7/15/06	110	106
El Paso Corp.:
7% 5/15/11	250	198
7.875% 6/15/12 (e)	70	56
El Paso Production Holding Co. 7.75% 6/1/13 (e)	700	641
Reliant Resources, Inc.:
9.25% 7/15/10 (e)	355	341
9.5% 7/15/13 (e)	180	173
Southern Energy, Inc. New York 7.4% 7/15/04 (c)(e)	220	95
Western Resources, Inc. 9.75% 5/1/07	300	333
Williams Companies, Inc.:
6.5% 8/1/06	165	157
6.75% 1/15/06	290	276
7.125% 9/1/11	1,510	1,389
7.625% 7/15/19	370	329
7.75% 6/15/31	75	67
7.875% 9/1/21	275	245
8.125% 3/15/12	180	173
8.625% 6/1/10	320	317
8.75% 3/15/32	75	71
9.25% 3/15/04	190	192
		7,158
TOTAL UTILITIES		19,814
TOTAL NONCONVERTIBLE BONDS		92,270
TOTAL CORPORATE BONDS (Cost $294,443)		300,202
Money Market Funds - 1.6%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.12% (b)	263,800,891	$ 263,801
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	63,195,566	63,196
TOTAL MONEY MARKET FUNDS (Cost $326,997)		326,997
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $17,612,262)		20,142,567
NET OTHER ASSETS - (0.2)%		(49,244)
NET ASSETS - 100%		$ 20,093,323
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $98,688,000 or 0.5% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	89.9%
France	2.6%
United Kingdom	1.7%
Netherlands Antilles	1.4%
Others (individually less than 1%)	4.4%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $2,391,392,000 and $2,367,128,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $126,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $15,739,000. The weighted average interest rate was 1.38%. Interest expense includes $4,000 paid under the interfund lending program. At period end there were no interfund loans outstanding.

Income Tax Information
At January 31, 2003, the fund had a capital loss carryforward of approximately $11,000,000 all of which will expire on January 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $61,180) (cost $17,612,262) - See accompanying schedule		$ 20,142,567
Cash		322
Receivable for investments sold		37,580
Receivable for fund shares sold		17,267
Dividends receivable		36,292
Interest receivable		3,429
Other receivables		127
Total assets		20,237,584

Liabilities
Payable for investments purchased	$ 56,278
Payable for fund shares redeemed	13,260
Distributions payable	1
Accrued management fee	8,039
Other payables and accrued expenses	3,487
Collateral on securities loaned, at value	63,196
Total liabilities		144,261

Net Assets		$ 20,093,323
Net Assets consist of:
Paid in capital		$ 17,315,603
Undistributed net investment income		43,059
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		204,377
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,530,284
Net Assets, for 453,997 shares outstanding		$ 20,093,323
Net Asset Value, offering price and redemption price per share ($20,093,323 ÷ 453,997 shares)		$ 44.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2003 (Unaudited)

Investment Income
Dividends		$ 232,149
Interest		9,727
Security lending		396
Total income		242,272

Expenses
Management fee	$ 44,349
Transfer agent fees	20,747
Accounting and security lending fees	623
Non-interested trustees' compensation	37
Depreciation in deferred trustee compensation account	(12)
Custodian fees and expenses	170
Registration fees	53
Audit	96
Legal	37
Interest	4
Miscellaneous	85
Total expenses before reductions	66,189
Expense reductions	(1,020)	65,169
Net investment income (loss)		177,103
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	221,913
Foreign currency transactions	21
Total net realized gain (loss)		221,934
Change in net unrealized appreciation (depreciation) on: Investment securities	2,440,388
Assets and liabilities in foreign currencies	10
Total change in net unrealized appreciation (depreciation)		2,440,398
Net gain (loss)		2,662,332
Net increase (decrease) in net assets resulting from operations		$ 2,839,435

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2003	Year ended January 31, 2003
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 177,103	$ 304,944
Net realized gain (loss)	221,934	(22,246)
Change in net unrealized appreciation (depreciation)	2,440,398	(4,437,039)
Net increase (decrease) in net assets resulting from operations	2,839,435	(4,154,341)
Distributions to shareholders from net investment income	(153,617)	(304,463)
Distributions to shareholders from net realized gain	-	(62,323)
Total distributions	(153,617)	(366,786)
Share transactions Net proceeds from sales of shares	1,919,122	4,317,478
Reinvestment of distributions	149,113	355,049
Cost of shares redeemed	(1,899,591)	(4,465,526)
Net increase (decrease) in net assets resulting from share transactions	168,644	207,001
Total increase (decrease) in net assets	2,854,462	(4,314,126)

Net Assets
Beginning of period	17,238,861	21,552,987
End of period (including undistributed net investment income of $43,059 and undistributed net investment income of $19,573, respectively)	$ 20,093,323	$ 17,238,861
Other Information Shares
Sold	46,968	98,715
Issued in reinvestment of distributions	3,700	7,927
Redeemed	(46,574)	(104,373)
Net increase (decrease)	4,094	2,269

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 38.32	$ 48.15	$ 53.91	$ 50.96	$ 55.46	$ 52.20
Income from Investment Operations
Net investment income (loss) D	.39	.68	.71	.85	.82	.85
Net realized and unrealized gain (loss)	5.89	(9.69)	(4.53)	6.29	.63	5.65
Total from investment operations	6.28	(9.01)	(3.82)	7.14	1.45	6.50
Distributions from net investment income	(.34)	(.68)	(.76)	(.87)	(.82)	(.85)
Distributions from net realized gain	-	(.14)	(1.18)	(3.32)	(5.13)	(2.39)
Total distributions	(.34)	(.82)	(1.94)	(4.19)	(5.95)	(3.24)
Net asset value, end of period	$ 44.26	$ 38.32	$ 48.15	$ 53.91	$ 50.96	$ 55.46
Total Return B, C	16.48%	(18.95)%	(7.06)%	14.93%	2.27%	12.79%
Ratios to Average Net Assets E
Expenses before expense reductions	.72% A	.72%	.69%	.69%	.69%	.67%
Expenses net of voluntary waivers, if any	.72% A	.72%	.69%	.69%	.69%	.67%
Expenses net of all reductions	.71% A	.71%	.67%	.67%	.67%	.66%
Net investment income (loss)	1.93% A	1.57%	1.41%	1.63%	1.42%	1.54%
Supplemental Data
Net assets, end of period (in millions)	$ 20,093	$ 17,239	$ 21,553	$ 22,824	$ 21,111	$ 23,267
Portfolio turnover rate	26% A	23%	23%	25%	26%	30%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Equity-Income Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, defaulted bonds, market discount, contingent interest, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 4,523,320	|
Unrealized depreciation	(2,004,749)
Net unrealized appreciation (depreciation)	$ 2,518,571
Cost for federal income tax purposes	$ 17,623,996

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,202 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $901 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $117, respectively.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
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Connecticut

48 West Putnam Avenue
Greenwich, CT

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New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
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Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EQU-USAN-0903
1.789291.100

Fidelity®

Utilities

Fund

Semiannual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Citizens Communications Co.	8.8	8.1
Verizon Communications, Inc.	8.2	10.0
FirstEnergy Corp.	6.9	6.4
EchoStar Communications Corp. Class A	6.9	5.2
Entergy Corp.	5.2	4.8
Dominion Resources, Inc.	5.1	4.5
BellSouth Corp.	4.9	6.0
SBC Communications, Inc.	4.4	5.0
FPL Group, Inc.	4.0	3.9
Southern Co.	3.7	3.9
	58.1
Top Industries as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Electric Utilities	39.6	37.9
Diversified Telecommunication Services	31.1	35.7
Media	11.4	9.4
Multi-Utilities & Unregulated Power	7.2	5.0
Gas Utilities	4.0	6.4
Asset Allocation (% of fund's net assets)
As of July 31, 2003	As of January 31, 2003
Stocks 97.6%	Stocks 96.3%
Convertible Securities 0.9%	Convertible Securities 1.6%
Short-Term Investments and Net Other Assets 1.5%	Short-Term Investments and Net Other Assets 2.1%

Semiannual Report

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.4%
Media - 11.4%
Cablevision Systems Corp. - NY Group Class A (a)	310,000	$ 6,603
Comcast Corp.:
Class A (a)	637,003	19,314
Class A (special) (a)	271,200	7,946
EchoStar Communications Corp. Class A (a)	1,587,600	57,582
General Motors Corp. Class H (a)	217,700	2,989
UnitedGlobalCom, Inc. Class A (a)	170,000	1,078
		95,512
INDUSTRIALS - 2.3%
Industrial Conglomerates - 2.3%
Tyco International Ltd.	1,001,300	18,624
TELECOMMUNICATION SERVICES - 34.0%
Diversified Telecommunication Services - 31.1%
ALLTEL Corp.	383,200	17,930
BellSouth Corp.	1,622,200	41,317
CenturyTel, Inc.	50,000	1,715
Citizens Communications Co. (a)	6,232,831	73,858
Qwest Communications International, Inc. (a)	5,119,527	20,427
SBC Communications, Inc.	1,589,434	37,129
Verizon Communications, Inc.	1,964,600	68,486
		260,862
Wireless Telecommunication Services - 2.9%
American Tower Corp. Class A (a)	1,804,000	16,416
Crown Castle International Corp. (a)	100,000	990
Nextel Communications, Inc. Class A (a)	176,700	3,227
SBA Communications Corp. Class A (a)	250,000	960
SpectraSite, Inc. (a)	30,000	1,755
Sprint Corp. - PCS Group Series 1 (a)	100,000	615
		23,963
TOTAL TELECOMMUNICATION SERVICES		284,825
UTILITIES - 49.9%
Electric Utilities - 38.7%
Ameren Corp.	480,700	20,074
Black Hills Corp.	30,000	921
Cinergy Corp.	712,200	24,229
Constellation Energy Group, Inc.	25,000	835
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Electric Utilities - continued
Dominion Resources, Inc.	704,600	$ 42,346
DQE, Inc.	33,200	475
Edison International (a)	465,000	7,631
Entergy Corp.	846,000	43,577
FirstEnergy Corp.	1,670,100	57,602
FPL Group, Inc.	545,100	33,616
Northeast Utilities	1,097,040	18,430
NSTAR	127,000	5,681
PG&E Corp. (a)	806,100	17,291
Southern Co.	1,102,600	31,358
TXU Corp.	725,000	14,623
Wisconsin Energy Corp.	175,000	4,926
		323,615
Gas Utilities - 4.0%
KeySpan Corp.	470,300	15,873
Kinder Morgan, Inc.	229,300	12,268
NiSource, Inc.	65,000	1,255
Sempra Energy	108,300	3,014
Southern Union Co.	86,250	1,329
		33,739
Multi-Utilities & Unregulated Power - 7.2%
AES Corp. (a)	3,768,700	23,705
El Paso Corp.	200,000	1,408
Equitable Resources, Inc.	656,700	25,368
Reliant Resources, Inc. (a)	275,000	1,364
SCANA Corp.	173,000	5,744
Sierra Pacific Resources (a)	340,100	1,752
Westar Energy, Inc.	70,000	1,177
		60,518
TOTAL UTILITIES		417,872
TOTAL COMMON STOCKS (Cost $953,488)		816,833
Convertible Preferred Stocks - 0.9%
	Shares	Value (Note 1) (000s)
UTILITIES - 0.9%
Electric Utilities - 0.9%
Cinergy Corp. 9.50% PRIDES	26,000	$ 1,533
Dominion Resources, Inc. 8.75%	120,000	6,181
		7,714
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,300)		7,714
Money Market Funds - 7.0%

Fidelity Cash Central Fund, 1.12% (b)	9,060,413	9,060
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	49,360,600	49,361
TOTAL MONEY MARKET FUNDS (Cost $58,421)		58,421
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $1,019,209)		882,968
NET OTHER ASSETS - (5.5)%		(45,675)
NET ASSETS - 100%		$ 837,293
Security Type Abbreviations
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $59,723,000 and $88,761,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $4,000 for the period.
Income Tax Information
At January 31, 2003, the fund had a capital loss carryforward of approximately $662,783,000 of which $406,946,000 and $255,837,000 will expire on January 31, 2010 and 2011, respectively.
The fund intends to elect to defer to its fiscal year ending January 31, 2004 approximately $23,399,000 of losses recognized during the period November 1, 2002 to January 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $47,701) (cost $1,019,209) - See accompanying schedule		$ 882,968
Receivable for investments sold		5,141
Receivable for fund shares sold		378
Dividends receivable		2,921
Interest receivable		12
Other receivables		21
Total assets		891,441

Liabilities
Payable for investments purchased	$ 2,962
Payable for fund shares redeemed	1,372
Accrued management fee	224
Other payables and accrued expenses	229
Collateral on securities loaned, at value	49,361
Total liabilities		54,148

Net Assets		$ 837,293
Net Assets consist of:
Paid in capital		$ 1,687,080
Undistributed net investment income		2,888
Accumulated undistributed net realized gain (loss) on investments		(716,435)
Net unrealized appreciation (depreciation) on investments		(136,240)
Net Assets, for 79,920 shares outstanding		$ 837,293
Net Asset Value, offering price and redemption price per share ($837,293 ÷ 79,920 shares)		$ 10.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2003 (Unaudited)

Investment Income
Dividends		$ 11,844
Interest		120
Security lending		43
Total income		12,007

Expenses
Management fee Basic fee	$ 1,984
Performance adjustment	(368)
Transfer agent fees	1,093
Accounting and security lending fees	120
Non-interested trustees' compensation	2
Depreciation in deferred trustee compensation account	(3)
Custodian fees and expenses	11
Registration fees	35
Audit	22
Legal	2
Miscellaneous	10
Total expenses before reductions	2,908
Expense reductions	(46)	2,862
Net investment income (loss)		9,145
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(7,541)
Change in net unrealized appreciation (depreciation) on investment securities		89,060
Net gain (loss)		81,519
Net increase (decrease) in net assets resulting from operations		$ 90,664

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,145	$ 17,848
Net realized gain (loss)	(7,541)	(274,881)
Change in net unrealized appreciation (depreciation)	89,060	(49,380)
Net increase (decrease) in net assets resulting from operations	90,664	(306,413)
Distributions to shareholders from net investment income	(8,211)	(18,028)
Share transactions Net proceeds from sales of shares	81,515	136,154
Reinvestment of distributions	7,277	15,999
Cost of shares redeemed	(122,449)	(357,689)
Net increase (decrease) in net assets resulting from share transactions	(33,657)	(205,536)
Total increase (decrease) in net assets	48,796	(529,977)

Net Assets
Beginning of period	788,497	1,318,474
End of period (including undistributed net investment income of $2,888 and undistributed net investment income of $1,954, respectively)	$ 837,293	$ 788,497
Other Information Shares
Sold	7,791	13,655
Issued in reinvestment of distributions	730	1,597
Redeemed	(12,095)	(35,350)
Net increase (decrease)	(3,574)	(20,098)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.44	$ 12.73	$ 17.22	$ 26.18	$ 24.11	$ 19.62
Income from Investment Operations
Net investment income (loss) D	.11	.19	.16	.10	.15	.35
Net realized and unrealized gain (loss)	1.03	(3.28)	(4.49)	(4.24)	5.15	5.78
Total from investment operations	1.14	(3.09)	(4.33)	(4.14)	5.30	6.13
Less Distributions
From net investment income	(.10)	(.20)	(.16)	(.09)	(.18)	(.35)
From net realized gain	-	-	-	(3.40)	(3.05)	(1.29)
In excess of net realized gain	-	-	-	(1.33)	-	-
Total distributions	(.10)	(.20)	(.16)	(4.82)	(3.23)	(1.64)
Net asset value, end of period	$ 10.48	$ 9.44	$ 12.73	$ 17.22	$ 26.18	$ 24.11
Total ReturnB,C	12.13%	(24.34)%	(25.22)%	(16.21)%	23.80%	32.60%
Ratios to Average Net Assets E
Expenses before expense reductions	.71% A	.99%	.94%	.80%	.80%	.85%
Expenses net of voluntary waivers, if any	.71% A	.99%	.94%	.80%	.80%	.85%
Expenses net of all reductions	.70% A	.95%	.89%	.78%	.79%	.83%
Net investment income (loss)	2.23% A	1.90%	1.05%	.43%	.61%	1.63%
Supplemental Data
Net assets, end of period (in millions)	$ 837	$ 788	$ 1,318	$ 2,227	$ 2,973	$ 2,245
Portfolio turnover rate	15% A	32%	58%	126%	50%	55%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Utilities Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 70,754	|
Unrealized depreciation	(227,772)
Net unrealized appreciation (depreciation)	$ (157,018)
Cost for federal income tax purposes	$ 1,039,986

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .39% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .27% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $120 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $46 for the period.

Semiannual Report

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Brown Brothers Harriman & Co.

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Fund

Semiannual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Five States as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Texas	16.2	15.3
Illinois	15.1	13.4
New York	8.7	6.9
California	6.7	3.6
Washington	6.2	6.3
Top Five Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	39.0	36.5
Electric Utilities	18.2	17.1
Health Care	14.0	12.5
Transportation	8.8	6.5
Water & Sewer	8.1	8.5
Average Years to Maturity as of July 31, 2003
		6 months ago
Years	13.5	12.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of July 31, 2003
6 months ago
Years	7.9	7.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of July 31, 2003	As of January 31, 2003
AAA 66.5%	AAA 68.2%
AA,A 24.4%	AA,A 21.4%
BBB 8.7%	BBB 6.1%
BB and Below 1.3%	BB and Below 0.0%
Not Rated 0.2%	Not Rated 1.3%
Short-Term Investments and Net Other Assets* (1.1)%	Short-Term Investments and Net Other Assets 3.0%
*Short-Term Investments and Net Other Assets are not included in the pie chart.

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.

Semiannual Report

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 101.1%
	Principal Amount	Value (Note 1)
Alabama - 1.0%
Jefferson County Swr. Rev.:
Series A:
5% 2/1/33 (FGIC Insured)	$ 375,000	$ 361,635
5% 2/1/33 (FGIC Insured) (Pre-Refunded to 2/1/09 @ 101) (c)	85,000	93,766
Series D:
5% 2/1/38 (FGIC Insured)	200,000	190,900
5% 2/1/42 (FGIC Insured)	1,100,000	1,046,397
5.65% 2/1/17 (FGIC Insured)	105,000	113,140
5% 2/1/41 (FGIC Insured)	525,000	499,622
		2,305,460
Alaska - 1.9%
North Slope Borough Gen. Oblig. Series A, 0% 6/30/07 (MBIA Insured)	5,000,000	4,448,000
Arizona - 1.1%
Arizona State Univ. Revs. 5.75% 7/1/27 (FGIC Insured)	2,500,000	2,644,925
Arkansas - 0.4%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12	1,415,000	953,781
California - 6.7%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/09 (MBIA Insured)	1,500,000	1,651,485
5.5% 5/1/15 (AMBAC Insured)	600,000	644,628
5.875% 5/1/16	1,000,000	1,073,460
California Gen. Oblig.:
5% 2/1/11	1,000,000	1,034,740
5.25% 2/1/14	1,000,000	1,029,320
5.25% 2/1/15	500,000	510,685
5.25% 2/1/16	500,000	506,750
5.25% 2/1/20	500,000	490,180
5.25% 2/1/22	1,000,000	966,580
6.6% 2/1/09	150,000	170,285
6.6% 2/1/10	2,190,000	2,484,424
6.75% 6/1/06	600,000	666,612
6.75% 8/1/10	500,000	576,230
California Infrastructure & Econ. Dev. Bank Rev. 5% 10/1/15	2,135,000	2,252,617
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
California - continued
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 5.75% 1/15/40	$ 300,000	$ 306,897
Los Angeles Unified School District Series A, 5.375% 7/1/17 (MBIA Insured)	1,000,000	1,072,160
		15,437,053
Colorado - 4.1%
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	1,750,000	1,928,150
Clear Creek School District #RE1 6.25% 12/1/15 (FSA Insured) (Pre-Refunded to 12/1/10 @ 100) (c)	190,000	223,482
Colorado Dept. of Trans. Rev. 6% 6/15/08 (AMBAC Insured)	150,000	170,384
Douglas County School District #RE1 Douglas & Elbert Counties Series 2002 B, 5.75% 12/15/19 (FSA Insured)	1,000,000	1,087,740
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (MBIA Insured)	1,000,000	1,070,960
Series 2000 B, 0% 9/1/06 (MBIA Insured)	2,200,000	2,031,524
Series B, 0% 9/1/13 (MBIA Insured)	1,415,000	874,909
El Paso County School District #49 Falcon 5.5% 12/1/21 (FGIC Insured)	1,500,000	1,563,090
Larimer County School District #R1 Poudre 6% 12/15/17 (FGIC Insured)	500,000	563,245
		9,513,484
Connecticut - 0.6%
Connecticut Gen. Oblig. Series D, 5.375% 11/15/18	1,000,000	1,062,110
Connecticut Health & Edl. Facilities Auth. Rev. (Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	205,000	217,915
		1,280,025
District Of Columbia - 0.1%
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	217,622
Florida - 3.4%
Florida Board of Ed. Lottery Rev. Series B, 6% 7/1/15 (FGIC Insured)	200,000	225,708
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) 3.35%, tender 9/1/05 (b)	2,000,000	2,049,180
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (b)	3,000,000	2,979,240
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Florida - continued
Orange County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Oblig. Group Proj.) 5.75% 11/15/05 (AMBAC Insured)	$ 1,000,000	$ 1,092,910
Reedy Creek Impt. District Utils. Rev. Series 2, 5.25% 10/1/10 (MBIA Insured) (a)	1,300,000	1,383,148
		7,730,186
Hawaii - 0.4%
Hawaii Gen. Oblig. 6% 12/1/10 (FGIC Insured)	775,000	891,157
Illinois - 15.1%
Bolingbrook Gen. Oblig. Series A, 5.375% 1/1/38 (FGIC Insured)	3,000,000	3,015,240
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/30 (FGIC Insured)	1,000,000	218,020
(Neighborhoods Alive 21 Prog.) Series 2000 A, 6% 1/1/28 (FGIC Insured)	1,100,000	1,205,039
0% 1/1/15 (MBIA Insured)	1,840,000	1,047,641
Chicago Midway Arpt. Rev. Series 2001 B, 5% 1/1/09 (FSA Insured)	1,250,000	1,346,400
Chicago Motor Fuel Tax Rev. 6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,139,660
Chicago Transit Auth. Cap. Grant Receipts Rev. (Douglas Branch Proj.) Series 2003 B, 4.25% 6/1/08 (AMBAC Insured)	600,000	617,058
Coles & Cumberland Counties Cmnty. Unit School District #2 5.35% 2/1/19 (FGIC Insured)	1,495,000	1,544,335
DuPage County Cmnty. High School District #108 Lake Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,376,168
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,086,250
Illinois Edl. Facilities Auth. Revs. (DePaul Univ. Proj.) 5.65% 10/1/13 (AMBAC Insured)	100,000	109,972
Illinois Gen. Oblig.:
5.5% 4/1/17 (MBIA Insured)	400,000	427,004
5.6% 4/1/21 (MBIA Insured)	400,000	424,064
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,839,617
Illinois Sales Tax Rev. 6% 6/15/20	300,000	331,695
Jersey & Greene County Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	492,877
Kane & DuPage Counties Cmnty. Unit School District #303 Saint Charles Series A, 5.5% 1/1/17 (FSA Insured)	1,000,000	1,069,500
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Illinois - continued
Kane County School District #129 Aurora West Side Series A, 5.75% 2/1/21 (FGIC Insured)	$ 1,445,000	$ 1,535,905
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville 5.5% 12/1/14 (MBIA Insured)	5,500,000	5,922,441
McHenry County Conservation District Series A, 5.625% 2/1/21 (FGIC Insured)	750,000	786,158
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 2002 A:
0% 12/15/32 (MBIA Insured)	1,000,000	178,570
5.75% 6/15/41 (MBIA Insured)	500,000	519,170
Series A, 0% 6/15/15 (FGIC Insured)	5,000,000	2,783,600
Univ. of Illinois Auxiliary Facilities Sys. Rev. Series A, 6% 4/1/15 (MBIA Insured) (Pre-Refunded to 4/1/10 @ 101) (c)	155,000	179,051
Will & Kendall Counties Cmnty. Consolidated School District #202 5.375% 1/1/15 (FSA Insured)	2,455,000	2,636,523
		34,831,958
Indiana - 5.3%
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	1,875,000	2,015,963
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (AMBAC Insured)	685,000	738,293
Indiana Health Facilities Fing. Auth. Hosp. Rev. 5.5% 2/15/30 (MBIA Insured)	1,000,000	1,015,740
Indiana Office Bldg. Commission Facilities Rev. (New Castle Correctional Facility Proj.) Series 2002 A, 5.25% 7/1/11 (FGIC Insured)	2,320,000	2,528,336
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	2,866,110
Richland-Beanblossom Ind. School Bldg. Corp. 5.5% 7/15/15 (FGIC Insured)	1,885,000	2,017,742
Rockport Poll. Cont. Rev. 4.9%, tender 6/1/07 (b)	1,000,000	1,018,060
		12,200,244
Iowa - 0.9%
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25	2,800,000	2,103,192
Kansas - 1.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) 4.75%, tender 10/1/07 (b)	1,000,000	1,035,210
Kansas Dept. of Trans. Hwy. Rev. Series 2000 A, 5.75% 9/1/15	200,000	220,084
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Kansas - continued
Kansas Dev. Fin. Auth. Pub. Wtr. Supply Revolving Ln. Fund Rev.:
(Sisters of Charity Leavenworth Health Svc. Co. Proj.) 5.25% 12/1/09 (MBIA Insured)	$ 225,000	$ 245,936
Series 2000 2, 5.75% 4/1/16 (AMBAC Insured)	600,000	659,292
La Cygne Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1994, 3.9%, tender 9/1/04 (b)	1,000,000	1,022,620
		3,183,142
Kentucky - 1.0%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	750,000	840,660
Owensboro Elec. Lt. & Pwr. Rev. Series B, 0% 1/1/07 (AMBAC Insured)	1,505,000	1,369,490
		2,210,150
Louisiana - 0.6%
Lafayette Pub. Pwr. Auth. Elec. Rev. Series B, 5% 11/1/07 (AMBAC Insured) (a)	1,245,000	1,361,507
Maine - 2.3%
Maine Tpk. Auth. Tpk. Rev. Series 2000, 5.75% 7/1/28 (FGIC Insured)	5,000,000	5,351,600
Massachusetts - 0.7%
Massachusetts Gen. Oblig. Series 2001 A, 5.5% 1/1/10	275,000	303,141
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5.1% 7/1/07 (AMBAC Insured) (Escrowed to Maturity) (c)	200,000	220,012
Massachusetts Wtr. Poll. Abatement Trust Pool Ln. Prog. Series 7, 5.25% 2/1/12	1,000,000	1,092,800
		1,615,953
Michigan - 0.4%
Ann Arbor Bldg. Auth. Series 2000, 5.75% 3/1/15 (FGIC Insured)	20,000	21,883
Detroit City School District 5.375% 5/1/15 (FGIC Insured)	375,000	399,923
Detroit Swr. Disp. Rev. Series A, 5.875% 7/1/22 (FGIC Insured) (Pre-Refunded to 1/1/10 @ 101) (c)	135,000	154,332
Detroit Wtr. Supply Sys. Rev. Series 2001 A, 5.25% 7/1/33 (FGIC Insured)	50,000	50,257
Michigan Hosp. Fin. Auth. Hosp. Rev. (Ascension Health Cr. Group Proj.) Series A, 6.125% 11/15/26 (Pre-Refunded to 11/15/09 @ 101) (c)	100,000	117,580
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Michigan - continued
Oakland Univ. Rev. 5.75% 5/15/26 (MBIA Insured)	$ 50,000	$ 53,563
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (FGIC Insured)	160,000	176,354
		973,892
Minnesota - 0.2%
Waconia Independent School District #110 Series A, 5% 2/1/12 (FSA Insured) (a)	500,000	528,605
Missouri - 1.0%
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,021,550
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13	500,000	549,805
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	820,241
		2,391,596
Montana - 0.2%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Projs.) Series A, 5.2%, tender 5/1/09 (b)	400,000	403,116
Nebraska - 0.2%
Omaha Gen. Oblig. 5.75% 12/1/14	380,000	423,426
Nevada - 0.5%
Clark County Gen. Oblig. Series 2000, 5.5% 7/1/30 (MBIA Insured)	500,000	516,450
Clark County School District Series 2000 A:
5.75% 6/15/17 (MBIA Insured)	200,000	217,430
5.75% 6/15/20 (MBIA Insured)	400,000	431,156
		1,165,036
New Jersey - 0.7%
New Jersey Tpk. Auth. Tpk. Rev. Series 2002 A, 5.625% 1/1/15 (MBIA Insured)	400,000	446,232
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19	200,000	179,690
6.125% 6/1/24	400,000	365,468
6.125% 6/1/42	700,000	555,023
		1,546,413
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
New York - 8.7%
Metro. Trans. Auth. Commuter Facilities Rev.:
Series 1992 B, 6.1% 7/1/09 (MBIA Insured) (Escrowed to Maturity) (c)	$ 5,000	$ 5,815
Series 1997 B, 5% 7/1/20 (AMBAC Insured) (Escrowed to Maturity) (c)	500,000	514,020
Series 1997 D, 5.125% 7/1/22 (MBIA Insured) (Escrowed to Maturity) (c)	440,000	453,429
Series 1997 E, 5% 7/1/16 (AMBAC Insured) (Pre-Refunded to 7/1/13 @ 100) (c)	10,000	10,811
Series 1998 B, 4.875% 7/1/18 (FGIC Insured) (Escrowed to Maturity) (c)	500,000	518,030
Metro. Trans. Auth. Rev. Series 2002 A, 5.75% 11/15/32	1,700,000	1,781,158
Metro. Trans. Auth. Svc. Contract Rev.:
Series 2002 B, 5% 1/1/07	5,000,000	5,368,300
Series 7, 4.75% 7/1/19 (Pre-Refunded to 1/1/18 @ 100) (c)	35,000	35,919
Metro. Trans. Auth. Transit Facilities Rev. Series B2, 5% 7/1/17 (MBIA Insured) (Escrowed to Maturity) (c)	250,000	267,463
Nassau County Gen. Oblig. Series Z, 5% 9/1/11 (FGIC Insured)	200,000	213,260
New York City Gen. Oblig. Series C, 5.75% 3/15/27 (FSA Insured)	500,000	526,395
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series A, 6% 6/15/28	1,000,000	1,082,220
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev. (New York City Muni. Wtr. Fin. Auth. Proj.) Series 1997 E, 6% 6/15/11 (MBIA Insured)	1,000,000	1,144,070
New York State Thruway Auth. State Personal Income Tax Rev. Series A, 5.5% 3/15/17	500,000	536,565
New York State Thruway Auth. Svc. Contract Rev. 5.5% 4/1/16	1,000,000	1,068,980
Tobacco Settlement Fing. Corp. Series A1, 5.5% 6/1/16	1,800,000	1,853,298
Triborough Bridge & Tunnel Auth. Revs.:
Series A:
5.125% 1/1/18 (Pre-Refunded to 1/1/09 @ 101) (c)	3,000,000	3,344,820
5.25% 1/1/17 (Pre-Refunded to 7/1/09 @ 100.5) (c)	1,000,000	1,121,650
Series Y, 6% 1/1/12 (Escrowed to Maturity) (c)	100,000	115,346
		19,961,549
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
North Carolina - 2.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	$ 600,000	$ 630,096
Series B:
6% 1/1/05	2,000,000	2,043,720
6% 1/1/06	175,000	187,343
6.125% 1/1/09	75,000	82,048
Series D, 5.375% 1/1/10	500,000	525,740
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series B, 6.25% 1/1/07	750,000	820,688
Union County Gen. Oblig. Series B, 5.3% 3/1/13 (FGIC Insured)	750,000	808,950
		5,098,585
Ohio - 1.3%
Columbus Gen. Oblig. Series 2000 1, 5.5% 11/15/10	300,000	337,659
Hilliard School District 5.75% 12/1/28 (FGIC Insured)	25,000	26,836
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (Toledo Edison Co. Proj.) Series B, 4.5%, tender 9/1/05 (b)	1,000,000	999,380
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	1,295,000	1,400,452
Toledo Wtrwks. Rev. 6% 11/15/06 (FGIC Insured)	275,000	308,234
		3,072,561
Oklahoma - 0.8%
Midwest City Muni. Auth. Cap. Impt. Rev. Series 2001, 5.5% 6/1/13 (FSA Insured)	1,730,000	1,867,622
Oregon - 1.0%
Jackson County School District #9 Eagle Point 5.625% 6/15/16	350,000	378,984
Morrow County School District #1 5.625% 6/15/14 (FSA Insured)	1,500,000	1,634,655
Portland Swr. Sys. Rev. Series 2000 A, 5.75% 8/1/18 (FGIC Insured)	250,000	272,473
		2,286,112
Pennsylvania - 3.2%
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,072,700
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,056,300
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	1,000,000	1,028,150
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2001, 5.5% 7/15/33 (AMBAC Insured)	1,000,000	1,023,340
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5.25% 8/1/09 (AMBAC Insured)	$ 450,000	$ 497,228
Tredyffrin-Easttown School District 5.5% 2/15/17	1,520,000	1,621,050
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,002,550
		7,301,318
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2000 C, 6% 7/1/29	500,000	542,470
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/32 (Escrowed to Maturity) (c)	400,000	425,124
		967,594
Rhode Island - 0.1%
Providence Redev. Agcy. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	300,000	319,632
South Carolina - 3.2%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	1,940,288
Greenwood County Hosp. Rev. (Self Memorial Hosp. Proj.):
5.5% 10/1/26	1,500,000	1,457,820
5.5% 10/1/31	1,450,000	1,392,073
South Carolina Pub. Svc. Auth. Rev. Series D, 4% 1/1/08 (FSA Insured)	1,000,000	1,048,140
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,178,221
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	455,000	391,678
		7,408,220
Tennessee - 2.8%
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (MBIA Insured)	2,125,000	2,397,255
6.25% 7/1/13 (MBIA Insured)	2,255,000	2,589,980
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A:
5.875% 11/15/28 (AMBAC Insured) (Pre-Refunded to 11/15/09 @ 101) (c)	200,000	232,332
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Tennessee - continued
Metro. Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. (Ascension Health Cr. Group Proj.) Series A: - continued
6% 11/15/30 (Pre-Refunded to 11/15/09 @ 101) (c)	$ 200,000	$ 233,746
Shelby County Health Edl. & Hsg. Facility Board Hosp. Rev. (Methodist Health Care Proj.) 6.5% 9/1/26	1,000,000	1,066,650
		6,519,963
Texas - 16.2%
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	1,000,000	1,214,100
Bexar Metro. Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/18 (FSA Insured)	1,560,000	1,646,424
5.375% 5/1/19 (FSA Insured)	1,640,000	1,720,016
Comal Independent School District 0% 2/1/16	2,235,000	1,181,577
Corpus Christi Util. Sys. Rev. 5.25% 7/15/17 (FSA Insured)	2,000,000	2,097,880
Eanes Independent School District Series 2001, 5.5% 8/1/13	1,000,000	1,088,330
East Central Independent School District 5.625% 8/15/17 (d)	1,035,000	1,124,900
Garland Independent School District 5.5% 2/15/19	515,000	539,931
Harris County Gen. Oblig. 0% 10/1/13 (MBIA Insured)	2,000,000	1,234,180
Harris County Health Facilities Dev. Corp. Rev. (Saint Lukes Episcopal Hosp. Proj.):
Series 2001 A, 5.5% 2/15/12	1,375,000	1,487,420
5.75% 2/15/20	1,235,000	1,278,534
Houston Arpt. Sys. Rev.:
Series B, 5.5% 7/1/30 (FSA Insured)	600,000	616,554
5.5% 7/1/19 (FSA Insured)	1,500,000	1,569,915
La Joya Independent School District:
5.75% 2/15/17	2,000,000	2,175,240
5.75% 2/15/19	600,000	649,014
Mansfield Independent School District 5.5% 2/15/17	1,650,000	1,772,166
Mercedes Independent School District Series 2000, 5.625% 8/15/15	275,000	298,460
New Braunfels Independent School District 6% 2/1/09	725,000	823,970
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	826,215
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19	200,000	212,638
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (b)	3,000,000	3,043,890
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Texas - continued
San Antonio Elec. & Gas Systems Rev.:
5.25% 2/1/07 (a)	$ 1,000,000	$ 1,077,890
5.375% 2/1/20	3,000,000	3,128,100
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) 5.5% 10/1/13 (AMBAC Insured)	1,065,000	1,166,239
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. 5.375% 11/15/20	500,000	485,275
Texas Pub. Fin. Auth. Rev. (Texas Parks & Wildlife Dept. Projs.) 5.5% 2/1/12 (FSA Insured)	150,000	161,759
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
Series A, 0% 8/15/25 (AMBAC Insured)	1,000,000	281,960
5.5% 8/15/39 (AMBAC Insured)	1,600,000	1,644,976
5.75% 8/15/38 (AMBAC Insured)	1,000,000	1,051,200
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	970,240
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	100,000	112,043
Waller Consolidated Independent School District 6% 2/15/12	175,000	198,065
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (c)	1,500,000	488,055
		37,367,156
Utah - 1.5%
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,385,541
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Fletcher Allen Health Care, Inc. Proj.):
Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	300,000	332,289
Series A, 5.75% 12/1/18 (AMBAC Insured)	200,000	218,856
		551,145
Washington - 6.2%
Clark County Pub. Util. District #1 Elec. Rev. Series A:
5.5% 1/1/15 (FSA Insured)	1,410,000	1,517,132
5.5% 1/1/17 (FSA Insured)	1,570,000	1,667,905
Clark County School District #114 Evergreen 5.375% 12/1/14 (FSA Insured)	2,000,000	2,170,680
Energy Northwest Elec. Rev. (#1 Proj.) Series B, 6% 7/1/17 (MBIA Insured)	2,000,000	2,220,180
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Washington - continued
Snohomish County Pub. Hosp. District #2 (Stevens Health Care Proj.) 4.5% 12/1/10 (FGIC Insured) (a)	$ 500,000	$ 515,450
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,875,948
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	3,000,000	3,179,310
5.4% 7/1/12 (FSA Insured)	1,000,000	1,080,920
		14,227,525
West Virginia - 0.2%
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2001 A, 5.5% 4/1/14 (MBIA Insured)	330,000	362,244
Wisconsin - 1.9%
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	1,870,000	1,988,876
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,000,000	973,880
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/30	1,000,000	997,480
6.25% 8/15/22	500,000	524,370
		4,484,606
Wyoming - 1.0%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (c)	1,930,000	2,360,680
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $231,509,298)	233,253,576
NET OTHER ASSETS - (1.1)%	(2,588,492)
NET ASSETS - 100%	$ 230,665,084
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$ 1,140,280
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	39.0%
Electric Utilities	18.2
Health Care	14.0
Transportation	8.8
Water & Sewer	8.1
Others* (individually less than 5%)	11.9
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $30,535,942 and $38,965,306, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,124,900 or 0.5% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $231,509,298) - See accompanying schedule		$ 233,253,576
Cash		1,439,468
Receivable for investments sold		63,498
Receivable for fund shares sold		80,124
Interest receivable		2,519,590
Redemption fees receivable		12
Receivable from investment adviser for expense reductions		52,668
Other receivables		2,887
Total assets		237,411,823

Liabilities
Payable for investments purchased Regular delivery	$ 429,633
Delayed delivery	5,025,538
Payable for fund shares redeemed	963,723
Distributions payable	195,761
Accrued management fee	79,920
Other payables and accrued expenses	52,164
Total liabilities		6,746,739

Net Assets		$ 230,665,084
Net Assets consist of:
Paid in capital		$ 227,402,737
Undistributed net investment income		13,847
Accumulated undistributed net realized gain (loss) on investments		1,504,222
Net unrealized appreciation (depreciation) on investments		1,744,278
Net Assets, for 22,175,235 shares outstanding		$ 230,665,084
Net Asset Value, offering price and redemption price per share ($230,665,084 ÷ 22,175,235 shares)		$ 10.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended July 31, 2003 (Unaudited)

Investment Income
Interest		$ 5,522,077

Expenses
Management fee	$ 489,477
Transfer agent fees	83,383
Accounting fees and expenses	45,321
Non-interested trustees' compensation	527
Custodian fees and expenses	2,337
Registration fees	37,377
Audit	29,032
Legal	358
Miscellaneous	3,633
Total expenses before reductions	691,445
Expense reductions	(403,629)	287,816
Net investment income (loss)		5,234,261
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		1,528,760
Change in net unrealized appreciation (depreciation) on investment securities		(5,561,064)
Net gain (loss)		(4,032,304)
Net increase (decrease) in net assets resulting from operations		$ 1,201,957

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,234,261	$ 9,211,466
Net realized gain (loss)	1,528,760	1,050,734
Change in net unrealized appreciation (depreciation)	(5,561,064)	6,808,185
Net increase (decrease) in net assets resulting from operations	1,201,957	17,070,385
Distributions to shareholders from net investment income	(5,225,891)	(9,215,805)
Distributions to shareholders from net realized gain	(483,704)	(522,717)
Total distributions	(5,709,595)	(9,738,522)
Share transactions Net proceeds from sales of shares	64,805,080	251,535,006
Reinvestment of distributions	4,398,469	7,475,766
Cost of shares redeemed	(87,474,067)	(172,290,922)
Net increase (decrease) in net assets resulting from share transactions	(18,270,518)	86,719,850
Redemption fees	12,279	21,950
Total increase (decrease) in net assets	(22,765,877)	94,073,663

Net Assets
Beginning of period	253,430,961	159,357,298
End of period (including undistributed net investment income of $13,847 and undistributed net investment income of $5,477, respectively)	$ 230,665,084	$ 253,430,961
Other Information Shares
Sold	5,998,129	24,128,841
Issued in reinvestment of distributions	409,202	712,332
Redeemed	(8,148,857)	(16,485,572)
Net increase (decrease)	(1,741,526)	8,355,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.220	.432	.352
Net realized and unrealized gain (loss)	(.182)	.384	.245
Total from investment operations	.038	.816	.597
Distributions from net investment income	(.219)	(.434)	(.350)
Distributions from net realized gain	(.020)	(.023)	(.008)
Total distributions	(.239)	(.457)	(.358)
Redemption fees added to paid in capital D	.001	.001	.001
Net asset value, end of period	$ 10.40	$ 10.60	$ 10.24
Total Return B, C	.32%	8.13%	6.05%
Ratios to Average Net Assets F
Expenses before expense reductions	.54% A	.52%	.66% A
Expenses net of voluntary waivers, if any	.25% A	.18%	.10% A
Expenses net of all reductions	.23% A	.14%	.06% A
Net investment income (loss)	4.10% A	4.13%	4.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 230,665	$ 253,431	$ 159,357
Portfolio turnover rate	25% A	28%	28% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period April 10, 2001 (commencement of operations) to January 31, 2002.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan Tax-Free Bond Fund (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to short-term capital gains and market discount.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 4,382,856	|
Unrealized depreciation	(2,620,585)
Net unrealized appreciation (depreciation)	$ 1,762,271
Cost for federal income tax purposes	$ 231,491,305

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

2. Operating Policies - continued

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $373,155.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2,311 and $28,163, respectively.

Semiannual Report

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(phone_graphic)Fidelity Automated
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Semiannual Report

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Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Semiannual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Semiannual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Spartan® Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

Spartan Tax-Free Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SFB-USAN-0903
1.789295.100

Fidelity®

Real Estate Investment

Portfolio

Semiannual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Apartment Investment & Management Co. Class A	6.9	6.6
Equity Office Properties Trust	5.0	7.4
CenterPoint Properties Trust (SBI)	4.9	5.2
ProLogis	4.6	6.8
Simon Property Group, Inc.	4.4	4.0
Duke Realty Corp.	4.1	4.4
Vornado Realty Trust	3.9	2.7
CBL & Associates Properties, Inc.	3.5	2.4
Public Storage, Inc.	3.4	2.9
General Growth Properties, Inc.	3.3	3.2
	44.0
Top Five REIT Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Industrial Buildings	19.6	26.2
REITs - Office Buildings	16.5	14.9
REITs - Malls	14.9	13.6
REITs - Apartments	14.7	17.9
REITs - Shopping Centers	12.9	9.0
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks 94.8%		Stocks 95.6%
	Short-Term Investments and Net Other Assets 5.2%		Short-Term Investments and Net Other Assets 4.4%
* Foreign investments	2.6%	** Foreign investments	2.3%

Annual Report

Investments July 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (Note 1) (000s)
HOTELS, RESTAURANTS & LEISURE - 0.8%
Hotels, Resorts & Cruise Lines - 0.8%
Hilton Hotels Corp.	98,600	$ 1,440
Starwood Hotels & Resorts Worldwide, Inc. unit	480,000	15,648
TOTAL HOTELS, RESORTS & CRUISE LINES		17,088
HOUSEHOLD DURABLES - 1.0%
Homebuilding - 1.0%
Centex Corp.	49,400	3,585
D.R. Horton, Inc.	88,800	2,500
KB Home	88,800	5,027
Lennar Corp. Class A	78,900	5,143
Pulte Homes, Inc.	69,000	4,217
Ryland Group, Inc.	36,400	2,362
TOTAL HOMEBUILDING		22,834
MEDIA - 0.0%
Broadcasting & Cable TV - 0.0%
Citadel Broadcasting Corp.	5,900	112
REAL ESTATE - 93.0%
Real Estate Management & Development - 8.4%
Boardwalk Equities, Inc. (c)	4,532,000	49,323
Boardwalk Equities, Inc. (d)	254,100	2,765
Catellus Development Corp. (a)	3,001,500	69,155
CR Leasing & Development, Inc.:
Class A (e)	46	0
Class B (non-vtg.) (e)	216	0
Forest City Enterprises, Inc. Class A	297,200	12,185
Land Securities Group PLC	394,600	5,212
The St. Joe Co.	1,537,600	49,895
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		188,535
REITs - Apartments - 14.7%
Apartment Investment & Management Co. Class A	3,929,445	154,859
Archstone-Smith Trust	1,900,000	49,115
AvalonBay Communities, Inc.	909,568	42,732
Camden Property Trust (SBI)	188,100	7,018
Common Stocks - continued
	Shares	Value (Note 1) (000s)
REAL ESTATE - CONTINUED
REITs - Apartments - continued
Equity Residential (SBI)	1,676,624	$ 46,778
Home Properties of New York, Inc.	752,521	27,986
TOTAL REITS - APARTMENTS		328,488
REITs - Health Care Facilities - 0.7%
Health Care Property Investors, Inc.	241,100	10,567
Ventas, Inc.	295,900	4,897
TOTAL REITS - HEALTH CARE FACILITIES		15,464
REITs - Hotels - 0.5%
Host Marriott Corp. (a)	1,123,200	11,210
REITs - Industrial Buildings - 19.6%
CenterPoint Properties Trust (SBI) (c)	1,718,774	109,314
Duke Realty Corp.	3,152,834	90,865
Liberty Property Trust (SBI)	1,621,200	56,239
Prime Group Realty Trust (SBI) (a)	345,800	2,130
ProLogis	3,764,566	103,714
Public Storage, Inc.	2,120,060	76,746
TOTAL REITS - INDUSTRIAL BUILDINGS		439,008
REITs - Malls - 14.9%
CBL & Associates Properties, Inc. (c)	1,618,699	77,989
Crown American Realty Trust (SBI)	449,400	5,056
General Growth Properties, Inc.	1,072,700	73,137
Simon Property Group, Inc.	2,340,860	99,135
Taubman Centers, Inc.	675,300	13,202
The Mills Corp.	568,300	20,237
The Rouse Co.	1,124,700	44,977
TOTAL REITS - MALLS		333,733
REITs - Management/Investment - 3.0%
Capital Automotive (SBI)	564,595	17,350
iStar Financial, Inc.	508,100	18,419
Newcastle Investment Corp. (c)	1,528,070	32,578
TOTAL REITS - MANAGEMENT/INVESTMENT		68,347
Common Stocks - continued
	Shares	Value (Note 1) (000s)
REAL ESTATE - CONTINUED
REITs - Mobile Home Parks - 1.3%
Manufactured Home Communities, Inc.	342,800	$ 12,546
Sun Communities, Inc.	418,200	16,979
TOTAL REITS - MOBILE HOME PARKS		29,525
REITs - Office Buildings - 16.5%
Alexandria Real Estate Equities, Inc.	381,700	17,463
Boston Properties, Inc.	1,491,600	64,571
Corporate Office Properties Trust (SBI)	590,700	10,715
Cousins Properties, Inc.	777,200	21,917
Crocker Realty, Inc.:
Class A (c)(e)	1,497	5
Class B (non-vtg.) (e)	1,521,600	5,082
Equity Office Properties Trust	4,048,290	112,300
Kilroy Realty Corp.	435,800	12,538
Mack-Cali Realty Corp.	390,600	14,382
Maguire Properties, Inc.	1,459,400	29,772
Reckson Associates Realty Corp.	2,276,400	49,421
Shurgard Storage Centers, Inc. Class A	610,800	21,470
SL Green Realty Corp.	263,500	9,436
TOTAL REITS - OFFICE BUILDINGS		369,072
REITs - Prison - 0.5%
Correctional Properties Trust	414,200	10,587
REITs - Shopping Centers - 12.9%
Borealis Retail (d)	308,900	2,222
Developers Diversified Realty Corp.	1,628,200	48,358
Federal Realty Investment Trust (SBI)	1,012,000	35,288
Pan Pacific Retail Properties, Inc.	947,700	40,552
Price Legacy Corp. (a)(c)	1,981,500	7,550
Regency Centers Corp.	1,871,800	68,096
Vornado Realty Trust	1,891,300	86,697
TOTAL REITS - SHOPPING CENTERS		288,763
TOTAL REAL ESTATE		2,082,732
TOTAL COMMON STOCKS (Cost $1,681,352)		2,122,766
Money Market Funds - 5.0%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.12% (b)	110,660,327	$ 110,660
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	99,000	99
TOTAL MONEY MARKET FUNDS (Cost $110,759)		110,759
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,792,111)		2,233,525
NET OTHER ASSETS - 0.2%		5,032
NET ASSETS - 100%		$ 2,238,557
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,987,000 or 0.2% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
CR Leasing & Development, Inc. Class A	11/19/97	$ 0
CR Leasing & Development, Inc. Class B (non-vtg.)	11/19/97	$ 2
Crocker Realty, Inc. Class A	11/19/97	$ 15
Crocker Realty, Inc. Class B (non-vtg.)	11/19/97 - 12/28/98	$ 15,215
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $689,987,000 and $535,257,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,087,000 or 0.2% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $90) (cost $1,792,111) - See accompanying schedule		$ 2,233,525
Receivable for investments sold		24,958
Receivable for fund shares sold		5,081
Dividends receivable		1,811
Interest receivable		95
Redemption fees receivable		1
Total assets		2,265,471

Liabilities
Payable for investments purchased	$ 23,602
Payable for fund shares redeemed	1,871
Accrued management fee	1,056
Other payables and accrued expenses	286
Collateral on securities loaned, at value	99
Total liabilities		26,914

Net Assets		$ 2,238,557
Net Assets consist of:
Paid in capital		$ 1,812,011
Distributions in excess of net investment income		(15,350)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		482
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		441,414
Net Assets, for 105,272 shares outstanding		$ 2,238,557
Net Asset Value, offering price and redemption price per share ($2,238,557 ÷ 105,272 shares)		$ 21.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended July 31, 2003 (Unaudited)

Investment Income
Dividends (including $3,865 received from affiliated issuers)		$ 40,163
Interest		733
Security lending		20
Total income		40,916

Expenses
Management fee	$ 5,715
Transfer agent fees	2,393
Accounting and security lending fees	208
Non-interested trustees' compensation	4
Custodian fees and expenses	35
Registration fees	39
Audit	77
Legal	16
Miscellaneous	10
Total expenses before reductions	8,497
Expense reductions	(279)	8,218
Net investment income (loss)		32,698
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $122 on sales of investments in affiliated issuers)	1,139
Foreign currency transactions	(13)
Total net realized gain (loss)		1,126
Change in net unrealized appreciation (depreciation) on: Investment securities	337,028
Total change in net unrealized appreciation (depreciation)		337,028
Net gain (loss)		338,154
Net increase (decrease) in net assets resulting from operations		$ 370,852

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2003 (Unaudited)	Year ended January 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,698	$ 52,080
Net realized gain (loss)	1,126	9,590
Change in net unrealized appreciation (depreciation)	337,028	(56,303)
Net increase (decrease) in net assets resulting from operations	370,852	5,367
Distributions to shareholders from net investment income	(27,038)	(65,498)
Distributions to shareholders from net realized gain	-	(34,005)
Total distributions	(27,038)	(99,503)
Share transactions Net proceeds from sales of shares	421,192	1,067,549
Reinvestment of distributions	25,264	93,255
Cost of shares redeemed	(269,831)	(615,391)
Net increase (decrease) in net assets resulting from share transactions	176,625	545,413
Redemption fees	243	1,050
Total increase (decrease) in net assets	520,682	452,327

Net Assets
Beginning of period	1,717,875	1,265,548
End of period (including distributions in excess of net investment income of $15,350 and distributions in excess of net investment income of $21,010, respectively)	$ 2,238,557	$ 1,717,875
Other Information Shares
Sold	21,768	55,811
Issued in reinvestment of distributions	1,329	4,966
Redeemed	(13,897)	(33,230)
Net increase (decrease)	9,200	27,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2003	Years ended January 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 17.88	$ 18.47	$ 18.50	$ 14.59	$ 15.21	$ 20.11
Income from Investment Operations
Net investment income (loss) D	.32	.60	.85	.77	.62	.75
Net realized and unrealized gain (loss)	3.33	- E,G	.78	3.85	(.55)	(4.48)
Total from investment operations	3.65	.60	1.63	4.62	.07	(3.73)
Distributions from net investment income	(.27)	(.77)	(.78)	(.73)	(.69)	(.78)
Distributions from net realized gain	-	(.43)	(.89)	-	-	(.27)
Distributions in excess of net realized gain	-	-	-	-	-	(.13)
Total distributions	(.27)	(1.20)	(1.67)	(.73)	(.69)	(1.18)
Redemption fees added to paid in capital D	- G	.01	.01	.02	- G	.01
Net asset value, end of period	$ 21.26	$ 17.88	$ 18.47	$ 18.50	$ 14.59	$ 15.21
Total Return B,C	20.60%	3.11%	9.20%	32.37%	.43%	(18.98)%
Ratios to Average Net Assets F
Expenses before expense reductions	.87% A	.87%	.84%	.86%	.90%	.89%
Expenses net of voluntary waivers, if any	.87% A	.87%	.84%	.86%	.90%	.89%
Expenses net of all reductions	.84% A	.84%	.79%	.82%	.88%	.86%
Net investment income (loss)	3.33% A	3.21%	4.54%	4.58%	4.06%	4.23%
Supplemental Data
Net assets, end of period (in millions)	$ 2,239	$ 1,718	$ 1,266	$ 1,030	$ 699	$ 1,084
Portfolio turnover rate	58% A	32%	71%	71%	32%	28%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

G Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Real Estate Investment Portfolio (the fund) is a fund of Fidelity Devonshire Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to non-taxable dividends and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 465,153	|
Unrealized depreciation	(25,325)
Net unrealized appreciation (depreciation)	$ 439,828
Cost for federal income tax purposes	$ 1,793,697

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

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2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .58% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

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Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $731 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $275 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $4.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Boardwalk Equities, Inc.	$ 5,723	$ -	$ 99	$ 49,323
CBL & Associates Properties, Inc.	5,045	-	1,037	77,989
CenterPoint Properties Trust (SBI)	10,684	4,151	1,999	109,314
Crocker Realty, Inc. Class A	-	-	-	5
Newcastle Investment Corp.	2,481	621	730	32,578
Price Legacy Corp.	388	-	-	7,550
TOTALS	$ 24,321	$ 4,772	$ 3,865	$ 276,759

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Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

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Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

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Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

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To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

REA-USAN-0903
1.789292.100

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 24, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 24, 2003